                                       Securities Act Registration No. 333-00227
                                       Investment Company Act Reg. No. 811-07493
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549
                           --------------------------
                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|
                           Pre-Effective Amendment No.                       |_|
                         Post-Effective Amendment No. 11                     |X|
                                     and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |X|

                              Amendment No. 12 |X|
                        (Check appropriate box or boxes.)

                       -----------------------------------

                            THE HENNESSY FUNDS, INC.
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

            The Courtyard Square
              750 Grant Avenue
                  Suite 100
                 Novato, CA                                          94945
                 ----------                                         ------
  (Address of Principal Executive Offices)                        (Zip Code)

                                 1-800-966-4354
                                 --------------
              (Registrant's Telephone Number, including Area Code)

             Neil J. Hennessy                               Copy to:
         Hennessy Advisors, Inc.
           The Courtyard Square                        Richard L. Teigen
             750 Grant Avenue                         Foley & Lardner LLP
                Suite 100                          777 East Wisconsin Avenue
             Novato, CA 94945                   Milwaukee, Wisconsin 53202-5306
             ----------------                   -------------------------------
 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable  after the
Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (b)

|X|  60 days after filing pursuant to paragraph (a) (1)

[ ]  on (date) pursuant to paragraph (a) (1)

[ ]  75 days after filing pursuant to paragraph (a) (2)

[ ]  on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

[ ]  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

Each of the Hennessy Funds utilizes a time-tested stock selection strategy, incorporating sound, proven criteria, such as price-to- sales ratio, dividend yield and stock price appreciation. We manage our Funds with the discipline and consistency of an index fund, never straying from our proven formulas. The result is that emotions, hunches and fads play no part in our investment decisions. In short, we do not try to outsmart or time the market because we believe it doesn’t work.

Our goal is to provide products that investors can have confidence in, knowing  their money is invested as promised  and managed  in their best interest. The Hennessy Funds’ strategies and performance are fully disclosed. We feel it is critical for  our clients to  understand the strategies,  risks and costs of investing, as well as the  rewards. With Hennessy, there are never  surprises with our  investment strategies.

The Hennessy Funds Prospectus

CONTENTS

Summary Information	[1]

Detailed descriptions of fund objectives, principal investment strategies and risks, performance and expenses:

Hennessy Cornerstone Growth Fund	2

Hennessy Focus 30 Fund	6

Hennessy Cornerstone Value Fund	10

Hennessy Total Return Fund	14

Hennessy Balanced Fund	18

Additional Investment Information	22

Historical Performance	22

Management of the Funds	26

Shareholder Information	28

Pricing of Fund Shares	28

Account Minimum Investments	28

Market Timing Policy	28

How to Purchase Shares	29

Automatic Investment Plan	30

Retirement Plans	30

How to Sell Shares	30

How to Exchange Shares	32

Systematic Cash Withdrawal Program	33

Dividends, Distributions and Taxes	33

Householding	33

Financial Highlights	34

An investment in a Fund is not a deposit with a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Fund prices will fluctuate and it is possible to lose money.

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SUMMARY INFORMATION

This prospectus contains important information about the Hennessy Funds that you should know before you invest. The Hennessy Funds provide investment choices to satisfy a range of objectives and risk tolerance levels. The Hennessy Funds are no-load.

Hennessy Cornerstone Growth Fund

Our most aggressive fund, the Hennessy Cornerstone Growth Fund seeks long-term growth of capital. This Fund invests in 50 growth-oriented stocks selected by the Cornerstone Growth Strategy.® The Strategy has historically selected small-cap companies.

Hennessy Focus 30 Fund

The Hennessy Focus 30 Fund seeks long-term growth of capital. This Fund invests in growth-oriented stocks selected by the Focus 30 Formula.® The Formula selects 30 mid-cap companies, with market capitalization between $1 and $10 billion.

Hennessy Cornerstone Value Fund

The Hennessy Cornerstone Value Fund seeks total return, consisting of capital appreciation and current income. This Fund invests in 50 large, dividend-paying companies selected by the Cornerstone Value Strategy.®

Hennessy Total Return Fund

The Hennessy Total Return Fund seeks total return, consisting of capital appreciation and current income. This Fund invest in the ten highest dividend-yielding Dow Jones Industrial Average[1] stocks (known as the “Dogs of the Dow”), and in U.S. Treasury securities with a maturity of less than one year. Approximately 75% of the Fund’s investment return is based on the returns of the Dogs of the Dow stocks and approximately 25% of the Fund’s investment return is based on the returns of U.S. Treasury securities.

Hennessy Balanced Fund

Our most conservative fund, the Hennessy Balanced Fund seeks a combination of capital appreciation and current income. This Fund invests 50% of its assets in the ten highest dividend-yielding Dow Jones Industrial Average[1] stocks (known as the “Dogs of the Dow”), but limits exposure to market risk and volatility by investing 50% of its assets in U.S. Treasury securities with a maturity of less than one year.

The following Fund summaries detail each Fund’s investment objective, principal investment strategy and risks, performance information and expenses.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

[1]

The Dow Jones Industrial Average is the property of the Dow Jones & Company, Inc. Dow Jones & Company, Inc. is not affiliated with the Hennessy Funds or its investment adviser. Dow Jones & Company, Inc. has not participated in any way in the creation of the Hennessy Funds or in the selection of stocks included in the Hennessy Funds and has not approved any information included in this Prospectus.

WWW.H E N N E S S Y F U N D S.COM	FORMULAS FOR SMART INVESTING

HENNESSY CORNERSTONE GROWTH FUND

Investment Strategy

The Fund invests in growth-oriented common stocks by utilizing a highly disciplined, quantitative formula known as the Cornerstone Growth Strategy® (the “Strategy”). The Strategy has historically selected small-cap companies. From a universe of stocks with market capitalization exceeding $134 million, the Cornerstone Growth Strategy selects the 50 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1)	Price-to-sales ratio below 1.5

This value criteria helps to uncover relative bargains. The Strategy uses sales as its guide because sales figures are more difficult for companies to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

2)	Annual earnings that are higher than the previous year
While sales may be the best indicator of a company’s value, the Strategy considers improvement in long-term earnings beneficial as an indicator of a company’s financial strength.

3)	Positive stock price appreciation, or relative strength, over the past three and six-month periods
Historically, relative strength has been one of the most influential growth variables in predicting which stocks will outperform the market.

      Stocks must also have historical trading volume sufficient to allow the Fund to purchase the required number of shares without materially affecting the share price. The Fund selects its stocks from the universe of stocks in the Standard & Poor’s Compustat® Database that have market capitalization exceeding $134 million. The Compustat® Database is a robust and comprehensive source of data on publicly traded companies, consisting of all the domestic and foreign common stocks, and it contains financial, statistical and market data for different regions of the world.[1]

      When the Fund began operations, it purchased 50 stocks as dictated by the Cornerstone Growth Strategy, based on information at that time. The Fund’s holdings of each stock in its portfolio were initially weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each of 50 stocks. Since then, the Fund has rebalanced its portfolio annually. Annually the universe of stocks is re-screened using the Strategy. Stocks meeting the Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in equal weighting of all stocks in the portfolio.

      Through this Strategy, the Fund offers a consistent and disciplined approach to investing, based on a buy and hold philosophy over the course of each year that rejects the idea of market timing. The Fund’s investment manager, Hennessy Advisors, Inc. (the

(800)    966-4354

“Manager”), expects stocks held in the Fund’s portfolio to remain the same throughout the course of a year, despite any adverse developments concerning a company, an industry, the economy or the stock market generally. However, if the Manager determines that earnings or other information that form the basis for selecting a stock are false or incorrect, the Manager reserves the right to replace that stock with another stock meeting the criteria of the Strategy. Also, due to purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions in the Fund’s portfolio and compliance with federal tax laws, it is likely that stock positions will not be weighted equally at all times during the year.

OBJECTIVE: Long-term growth of capital

      Over the course of the year, when the Fund receives new cash flow from the sale of its shares, it will first be used to the extent necessary to meet redemptions. Any remaining cash will be invested in the stocks selected for the Fund using the Strategy as of the most recent rebalancing of the portfolio. This investment will be made in proportion to the current weightings of such stocks in the portfolio and without any intention to rebalance the portfolio on an interim basis. Such purchases will generally be made on a weekly basis, but may be on a more or less frequent basis at the discretion of the Manager, depending on certain factors, including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow into the Fund, the Fund will meet redemption requests by selling securities on a pro rata basis, based on the current weightings of such securities in the portfolio. Thus, interim purchases and sales of securities will be based on current portfolio weightings and will be made without regard to whether or not a particular security continues to meet the Strategy.

      Foreign Securities. The Fund may invest in foreign securities traded in the U.S. and American Depository Receipts, or “ADRs,” which are dollar-denominated securities of foreign issuers traded in the U.S. The Fund may invest in ADRs through both sponsored and unsponsored arrangements. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of the ADRs. Investments in securities of foreign issuers increase diversification of the Fund’s portfolio and may enhance return, but they also involve some special risks, as described under the following “Principal Risks.”

[1]

Although S&P Compustat obtains information for inclusion in, or for use in, the Compustat® Database from sources that S&P Compustat considers reliable, S&P Compustat does not guarantee the accuracy or completeness of the Compustat® Database. S&P Compustat makes no warranty, express or implied, as to the results to be obtained by the Funds, or any other persons or entity from the use of the Compustat® Database. S&P Compustat makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Compustat® Database. “Standard & Poor” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. The Funds are not sponsored, endorsed, sold or promoted by S&P Compustat and S&P Compustat makes no representation regarding the advisability of investing in the Funds.

American Depository Receipts:

ADRs represent an ownership interest in a foreign security and are traded on U.S. exchanges. They are generally issued by a U.S. bank as a substitute for direct ownership of the foreign security.

WWW.H E N N E S S Y F U N D S.COM	FORMULAS FOR SMART INVESTING

Performance

The following performance information provides some indication of the risks of investing in the Hennessy Cornerstone Growth Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of benchmark indices. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

CALENDAR YEAR TOTAL RETURNS

31.33%
3.67%
37.72%
5.30%
12.15%
-4.71%
45.82%
TBD
1997
1998
1999
2000
2001
2002
2003
2004

For the period shown in the bar chart, the Fund’s highest quarterly return was 32.04% for the quarter ended December 31, 1999 and the lowest quarterly return was -28.53% for the quarter ended September 30, 1998.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)

(Note: Will be updated at 12/31/04)	One Year	Five Years	Since Inception (11/1/96)

Hennessy Cornerstone Growth Fund
Return before taxes	45.82%	17.71%	17.10%
Return after taxes on distributions[1]	45.82%	15.32%	14.55%
Return after taxes on distributions and sale of Fund shares[1]	29.78%	14.04%	13.48%
S&P500[2,4]	28.63%	(0.56)%	8.21%

Russell 2000 Index[3,4]	47.24%	7.20%	8.64%

[1]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The S&P 500 is the Standard & Poor’s Composite Index of 500 Stocks, a widely recognized unmanaged index of common stocks.
[3]

The Russell 2000 Index is a recognized small cap index of the 2,000 smallest securities of the Russell 3000 Index, which is comprised of the 3,000 largest U.S. securities as determined by total market capitalization.

[4]	Reflects no deduction for fees, expenses or taxes.

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Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Cornerstone Growth Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to its Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with its Strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Small and Medium Sized Companies Risk: The Fund invests in small and medium sized companies, which may have limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk: There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases					None
Maximum deferred sales charge (load)					None
Maximum sales charge (load) imposed on reinvested dividends and distributions					None
Redemption fee - 90 days[1] (as a percentage of amount redeemed)					1.50%
Exchange fee - 90 days[1] (as a percentage of amount exchanged)					1.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

Management Fees					0.74%
Distribution and Service (12b-1) Fees					None
Other Expenses					0.51%

Shareholder Servicing Fees				0.10%
All remaining Other Expenses				0.41%
Total Gross Expenses					1.25%
Less Expense Waiver/Reimbursement[2]					0.00%

Total Annual Fund Operating Expenses					1.25%

[1]

If you exchange or redeem shares you have owned for less than 90 days, the Fund will deduct a fee of 1.50% of the amount redeemed from your redemption proceeds. This fee is payable to the Fund. The transfer agent charges a fee of $15.00 for each wire redemption and $5.00 for each telephone exchange.

[2]

The Manager has agreed to waive its investment advisory fee to the extent necessary to ensure that Total Annual Fund Operating Expenses do not exceed 1.50% of the average daily net assets of the Fund through June 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

Hennessy Cornerstone Growth Fund

One Year	Three Years	Five Years	Ten Years

$ 127	$397	$686	$1,511

WWW.H E N N E S S Y F U N D S.COM	FORMULAS FOR SMART INVESTING

HENNESSY FOCUS 30 FUND

Investment Strategy

The Fund invests in mid-cap growth-oriented stocks by utilizing a highly disciplined, quantitative formula known as the Focus 30 Formula® (the “Formula”). The Formula selects companies with between $1 billion and $10 billion in market value, and excludes American Depository Receipts, or “ADRs,” and any stock whose price is less than $5 per share. The Focus 30 Formula selects the 30 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1)	Price-to-sales ratio below 1.5

This value criteria helps to uncover relative bargains. The Formula uses sales as its guide because sales figures are more difficult for companies to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

2)	Annual earnings that are higher than the previous year
While sales may be the best indicator of a company’s value, the Formula considers improvement in long-term earnings beneficial as an indicator of a company’s financial strength.

3)	Positive stock price appreciation, or relative strength, over the past three and six-month periods.
Historically, relative strength has been one of the most influential growth variables in predicting which stocks will outperform the market.

     Stocks must also have historical trading volume sufficient to allow the Fund to purchase the required number of shares without materially affecting the share price. The Fund selects its stocks from the universe of stocks in the Standard & Poor’s Compustat® Database that have market capitalization between $1 and 10 billion. The Compustat® Database is a robust and comprehensive source of data on publicly traded companies, consisting of all the domestic and foreign common stocks, and it contains financial, statistical and market data for different regions of the world.

     When the Fund began operations, it purchased 30 stocks as dictated by the Focus 30 Formula, based on information at that time. The Fund’s holdings of each stock in its portfolio were initially weighted equally by dollar amount, with 3.33% of the portfolio’s assets invested in each of 30 stocks. Since then, the Fund has rebalanced its portfolio annually. Annually the universe of stocks is re-screened using the Formula. Stocks meeting the Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in equal weighting of all stocks in the portfolio.

(800)    966-4354

OBJECTIVE: Long-term growth of capital

     Through this Formula, the Fund offers a consistent and disciplined approach to investing, based on a buy and hold philosophy over the course of each year that rejects the idea of market timing. The Fund’s Manager expects stocks held in the Fund’s portfolio to remain the same throughout the course of a year, despite any adverse developments concerning a company, an industry, the economy or the stock market generally. However, if the Manager determines that earnings or other information that form the basis for selecting a stock are false or incorrect, the Manager reserves the right to replace that stock with another stock meeting the criteria of the Formula. Also, due to purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions in the Fund’s portfolio and compliance with federal tax laws, it is likely that stock positions will not be weighted equally at all times during the year.

     Over the course of the year, when the Fund receives new cash flow from the sale of its shares, it will first be used to the extent necessary to meet redemptions. Any remaining cash will be invested in the stocks selected for the Fund using the Formula as of the most recent rebalancing of the portfolio. This investment will be made in proportion to the current weightings of such stocks in the portfolio and without any intention to rebalance the portfolio on an interim basis. Such purchases will generally be made on a weekly basis, but may be on a more or less frequent basis at the discretion of the Manager, depending on certain factors, including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow into the Fund, the Fund will meet redemption requests by selling securities on a pro rata basis, based on the current weightings of such securities in the portfolio. Thus, interim purchases and sales of securities will be based on current portfolio weightings and will be made without regard to whether or not a particular security continues to meet the Formula.

WWW.H E N N E S S Y F U N D S.COM	FORMULAS FOR SMART INVESTING

Performance

The following performance information provides some indication of the risks of investing in the Hennessy Focus 30 Fund by showing its performance and how the Fund’s average annual return compares with that of benchmark indices. The Fund’s inception date is September 17, 2003 and has just one year of performance data available. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

CALENDAR YEAR TOTAL RETURNS

2004 TBD

For the period shown in the bar chart, the Fund’s highest quarterly return was tbd% for the quarter ended tbd and the lowest quarterly return was tbd% for the quarter ended tbd.
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)

	One Year			Since inception (9/17/03)

Hennessy Focus 30 Fund

Return before taxes	tbd	%		tbd	%

Return after taxes on distributions[1]	tbd	%		tbd	%

Return after taxes on distributions and sale of Fund shares[1]

S&P500[2,3]	tbd		%	tbd		%

S&P 400 Mid- cap[2,3]	tbd		%	tbd		%
[1]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The S&P 500 and the S&P 400 Mid-cap Index are widely recognized unmanaged indices of common stocks.
[3]	Reflects no deduction for fees, expenses or taxes.

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Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Focus 30 Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to its Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with its Formula, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Small and Medium Sized Companies Risk: The Fund invests in small and medium sized companies, which may have limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases				None
Maximum deferred sales charge (load)				None
Maximum sales charge (load) imposed on reinvested dividends and distributions				None
Redemption fee - 90 days[1] (as a percentage of amount redeemed)				1.50%

Exchange fee - 90 days[1] (as a percentage of amount exchanged)				1.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

Management Fees				1.00%
Distribution and Service (12b-1) Fees				None
Other Expenses				0.41%

Total Gross Expenses				1.41%
Less Expense Waiver/Reimbursement[2]				0.00%

Total Annual Fund Operating Expenses				1.41%

[1]

If you exchange or redeem shares you have owned for less than 90 days, the Fund will deduct a fee of 1.50% of the amount redeemed from your redemption proceeds. This fee is payable to the Fund. The transfer agent charges a fee of $15.00 for each wire redemption and $5.00 for each telephone exchange.

[2]

The Manager has agreed to waive its investment advisory fee to the extent necessary to ensure that Total Annual Fund Operating Expenses do not exceed 1.45% of the average daily net assets of the Focus 30 Fund until such contractual limitation is terminated by the Board of Directors of Hennessy Mutual Funds, Inc. The Manager may recover waived advisory fees in subsequent years.

EXAMPLE

This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

Hennessy Focus 30 Fund

One Year	Three Years	Five Years	Ten Years

$ 144	$446	$771	$1,691

WWW.H E N N E S S Y F U N D S.COM	F O R M U L A S F O R S M A R T INVESTING

HENNESSY CORNERSTONE VALUE FUND

Investment Strategy

The Fund invests in large, dividend-paying companies by utilizing a highly disciplined, quantitative formula known as the Cornerstone Value Strategy® (the “Strategy”). The Strategy involves the identification of a universe of large, widely-held companies with strong sales and cash flow known as the Market Leaders Universe™ (“Market Leaders”). From the universe of Market Leaders, the Cornerstone Value Strategy selects the 50 common stocks with the highest dividend yield as of the date of purchase. Investing professionals often consider relatively high dividend yield a signal that a stock may be undervalued with opportunity for price appreciation. Market Leaders are selected from domestic and foreign stocks in the Compustat® Database, excluding power utility companies, which meet the following criteria:

1)	Market capitalization that exceeds the average of the Database

2)	Number of shares outstanding that exceeds the average of the Database

3)	12-month sales that are 50% greater than the average of the Database

4)	Cash flow that exceeds the average of the Database

     The stocks must also have historical trading volume sufficient to allow for the Fund to purchase the required number of shares without materially affecting the share price. The Fund selects its stocks from the universe of stocks in the Standard & Poor’s Compustat® Database, excluding power utility companies. The Compustat® Database is a robust and comprehensive source of data on publicly traded companies, consisting of all the domestic and foreign common stocks, and it contains financial, statistical and market data for different regions of the world.

     When the Fund began operations, it purchased 50 stocks as dictated by the Cornerstone Value Strategy, based on information at that time. The Fund’s holdings of each stock in its portfolio were initially weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each of 50 stocks. Since then, the Fund has rebalanced its portfolio annually. Annually the universe of stocks is re-screened using the Strategy. Stocks meeting the Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in equal weighting of all stocks in the portfolio.

     Through this Strategy, the Fund offers a consistent and disciplined approach to investing, based on a buy and hold philosophy over the course of each year that rejects the idea of market timing. The Manager expects stocks held in the Fund’s portfolio to remain the same throughout the course of a year, despite any adverse developments concerning a company, an industry, the economy or the stock market generally. However, if the Manager

(800)   966-4354

determines that earnings or other information that form the basis for selecting a stock are false or incorrect, the Manager reserves the right to replace that stock with another stock meeting the criteria of the Strategy. Also, due to purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions in the Fund’s portfolio and compliance with federal tax laws, it is likely that stock positions will not be weighted equally at all times during the year.

OBJECTIVE: Total return, consisting of capital appreciation and current income

     Over the course of the year, when the Fund receives new cash flow from the sale of its shares, it will first be used to the extent necessary to meet redemptions. Any remaining cash will be invested in the stocks selected for the Fund using the Strategy as of the most recent rebalancing of the portfolio. This investment will be made in proportion to the current weightings of such stocks in the portfolio and without any intention to rebalance the portfolio on an interim basis. Such purchases will generally be made on a weekly basis, but may be on a more or less frequent basis at the discretion of the Manager, depending on certain factors, including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow into the Fund, the Fund will meet redemption requests by selling securities on a pro rata basis, based on the current weightings of such securities in the portfolio. Thus, interim purchases and sales of securities will be based on current portfolio weightings and will be made without regard to whether or not a particular security continues to meet the Strategy.

     Foreign Securities. The Fund may invest in foreign securities traded in the U.S. and American Depository Receipts, or “ADRs,” which are dollar-denominated securities of foreign issuers traded in the U.S. The Fund may invest in ADRs through both sponsored and unsponsored arrangements. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of the ADRs. Investments in securities of foreign issuers increase diversification of the Fund’s portfolio and may enhance return, but they also involve some special risks, as described under the following “Principal Risks.”

American Depository Receipts:

ADRs represent an ownership interest in a foreign security and are traded on U.S. exchanges. They are generally issued by a U.S. bank as a substitute for direct ownership of the foreign security.

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Performance

The following performance information provides some indication of the risks of investing in the Hennessy Cornerstone Value Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of benchmark indices. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

CALENDAR YEAR TOTAL RETURNS

15.29%
6.59%
6.01%
8.77%
6.60%
-16.03%
28.39%
TBD
1997
1998
1999
2000
2001
2002
2003
2004

For the period shown in the bar chart, the Fund’s highest quarterly return was 17.63% for the quarter ended June 30, 2003 and the lowest quarterly return was -19.37% for the quarter ended September 30, 2002.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)
(Note: Will be updated at 12/31/04)	One Year	Five Years	Since inception (11/1/96)

Hennessy Cornerstone Value Fund

Return before taxes	28.39%	5.79%	7.08%

Return after taxes on distributions[1]	28.05%	4.03%	5.37%

Return after taxes on distributions and sale of Fund shares[1]	18.90%	3.84%	5.03%

S&P500[2,4]	28.63%	(0.56)%	8.21%

Russell 1000 Index[3,4]	29.87%	(0.08)%	8.27%

[1]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The S&P 500 is the Standard & Poor’s Composite Index of 500 Stocks, a widely recognized unmanaged index of common stock prices.
[3]

The Russell 1000 Index is comprised of large cap U.S. stocks and is commonly used as a benchmark for U.S. large-cap funds. The funds in this index have a similar investment objective as the Cornerstone Value Fund.

[4]	Reflects no deduction for fees, expenses or taxes.

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Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Cornerstone Value Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to its Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with its Strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Small and Medium Sized Companies Risk: The Fund invests in small and medium sized companies, which may have limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk: There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases				None
Maximum deferred sales charge (load)				None
Maximum sales charge (load) imposed on reinvested dividends and distributions				None
Redemption fee - 90 days[1] (as a percentage of amount redeemed)				1.50%
Exchange fee - 90 days[1] (as a percentage of amount exchanged)				1.50%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees				0.74%
Distribution and Service (12b-1) Fees				None
Other Expenses				0.44%

Shareholder Servicing Fee			0.10%
All remaining Other Expenses			0.34%
Total Gross Expenses				1.18%
Less Expense Waiver/Reimbursement[2]				0.00%

Total Annual Fund Operating Expenses				1.18%

[1]

If you exchange or redeem shares you have owned for less than 90 days, the Fund will deduct a fee of 1.50% of the amount redeemed from your redemption proceeds. This fee is payable to the Fund. The transfer agent charges a fee of $15.00 for each wire redemption and $5.00 for each telephone exchange.

[2]

The Manager has agreed to waive its investment advisory fee to the extent necessary to ensure that Total Annual Fund Operating Expenses do not exceed 1.25% of the average daily net assets of the Fund through June 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

Hennessy Cornerstone Value Fund

	One Year	Three Years	Five Years	Ten Years

	$120	$375	$649	$1,432

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HENNESSY TOTAL RETURN FUND

Investment Strategy

The Fund utilizes an investment strategy known as the “Dogs of the Dow”, which involves purchasing the ten highest dividend-yielding stocks in the Dow Jones Industrial Average[1] (“DJIA”). Investing professionals often consider relatively high dividend yield a signal that a stock may be undervalued with opportunity for price appreciation.

     The Fund invests 50% of its assets in the ten “Dogs of the Dow” stocks, in approximately equal dollar amounts, and 50% of its assets in U.S. Treasury securities with a maturity of less than one year. Then, the Fund utilizes a borrowing strategy which allows the Fund’s performance to approximate what it would be if the Fund had an asset allocation of 75% Dogs of the Dow stocks and 25% U.S. Treasury securities. The Investment Company Act of 1940 permits mutual funds to borrow up to one-half of their net assets. The Fund typically will borrow money by entering into reverse repurchase agreements secured by its portfolio of U.S. Treasury securities. By utilizing this investment strategy, the Fund attempts to achieve total return that in the long run exceeds that of the DJIA but with lower associated risk.

     Historically, mutual funds have not used the “Dogs of the Dow” investment strategy because they would not satisfy the tax diversification requirements applicable to “regulated investment companies” under the Internal Revenue Code. By investing approximately 50% of total assets in U.S. Treasury securities, the Fund is able to satisfy these tax diversification requirements.

     On numerous dates throughout the year, the Manager will determine the ten highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund will then purchase those stocks in approximately equal dollar amounts until the next determination of the ten highest yielding DJIA stocks. When the Fund purchases stock, it will also purchase an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year. U.S. Treasury securities are backed by the full faith and credit of the U.S. Treasury.

     The Fund holds its stock investments for one year, including stocks that are no longer one of the ten highest yielding stocks in the DJIA, stocks that are no longer in the DJIA and stocks received in reorganizations of companies in the DJIA. At the end of the one-year period, the Fund sells any stocks that are no longer one of the ten highest yielding stocks in the DJIA and replaces them with stocks that are. Additionally, it may sell a portion of the stocks which remain in the portfolio so that the rebalanced portion of the portfolio adheres to the Fund’s asset allocation strategy.

                                             In an effort to minimize transaction costs, the Fund may accumulate funds and make

(800)   966-4354

OBJECTIVE: Total return, consisting of capital appreciation and current income purchases in larger blocks to avoid odd lot transactions. However, the Fund will not take a temporary defensive position. The Fund invests accumulated funds in money market instruments (such as U.S. Treasury securities, commercial paper, commercial paper master notes or repurchase agreements) or money market mutual funds.

     When funding redemption requests, the Fund will first utilize any accumulated funds described above. If it is necessary for the Fund to sell portfolio securities to meet redemption requests, it will endeavor to maintain its asset allocation strategy. Again, the Fund may vary the percentage of each issue of common stock sold to avoid odd lot transactions thereby reducing total transaction costs.

Graphic or image
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[1]

The Dow Jones Industrial Average is the property of Dow Jones & Company, Inc. Dow Jones & Company, Inc. is not affiliated with the Hennessy Funds or their investment advisers. Dow Jones & Company, Inc. has not participated in any way in the creation of the Hennessy Funds or in the selection of stocks included in the Hennessy Funds and has not approved any information included in this Prospectus.

[2]	“Market Matching Returns with Half the Risk” from Mutual Funds magazine, May 1996.

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Performance

The following performance information provides some indication of the risks of investing in the Hennessy Total Return Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of benchmark indices. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

CALENDAR YEAR TOTAL RETURNS

22.57%
TBD
6.86%
1.80%
-0.25%
1999
2000
2001
2002
2003
2004
-8.69%

For the period shown on the bar chart, the Fund’s highest total return for a quarter was 14.06% (quarter ended June 30, 2003) and the lowest total return for a quarter was -17.60% (quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)
(Note: Will be updated at 12/31/04)	One Year	Five Years	Since inception (7/29/98)

Hennessy Total Return Fund

Return before taxes	22.57%	3.96%	3.68%

Return after taxes on distributions[1]	22.34%	3.29%	2.94%

Return after taxes on distributions and sale of Fund shares[1]	14.92%	2.97%	2.68%

S&P500[2,4]	28.68%	(0.57)%	1.23%

DJIA[3,4]	28.28%	4.53%	4.90%

90-Day U.S. Treasury security[4,5]	XX	XX	XX

[1]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The S&P 500 is the Standard & Poor’s Composite Index of 500 Stocks, a widely recognized unmanaged index of common stock prices.
[3]	The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends.
[4]	Reflects no deductions for fees, expenses or taxes.
[5]	The 90-day U.S. Treasury security most closely approximates the treasury securities held by the Fund because the Fund purchases treasury securities having a maturity of less than one year.

(800)    966-4354

Principal Risks

Although a portion of the Fund’s portfolio is invested in U.S. Treasury securities, there are market and investment risks associated with your investment in the Fund, as there are with any security. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Total Return Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to its Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with its Strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Non-Diversification Risk: The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Borrowing Risk: The Fund borrows against its investments. Purchasing Treasury/Government securities with borrowed money is an investment technique that increases investment risk because if the securities purchased with borrowed money decline in value, the Fund’s losses would be greater than if it had not. Also, the Fund will incur interest costs when it borrows money, which costs may exceed the investment returns it earns on the securities purchased with borrowed money.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases				None

Maximum deferred sales charge (load)				None

Maximum sales charge (load) imposed on reinvested dividends and distributions				None

Redemption fee - 90 days[1] (as a percentage of amount redeemed)				1.50%

Exchange fee - 90 days[1] (as a percentage of amount exchanged)				1.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

Management Fees				0.60%

Distribution and Service (12b-1) Fees				0.25%

Other Expenses				0.81%

Interest Expense			0.39%

All remaining Other Expenses			0.42%

Total Gross Expenses				1.66%

Less Expense Waiver/Reimbursement[2]				0.00%

Total Annual Fund Operating Expenses				1.66%

[1]

If you exchange or redeem shares you have owned for less than 90 days, the Fund will deduct a fee of 1.50% of the amount redeemed from your redemption proceeds. This fee is payable to the Fund. The transfer agent charges a fee of $15.00 for each wire redemption and $5.00 for each telephone exchange.

[2]

The Manager has agreed to waive its investment advisory fee to the extent necessary to ensure that Total Annual Fund Operating Expenses less Interest Expense do not exceed 1.35% of the average daily net assets of the Fund through June 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

Hennessy Total Return Fund

	One Year	Three Years	Five Years	Ten Years

	$169	$523	$902	$1,965

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HENNESSY BALANCED FUND

Investment Strategy

The Fund utilizes an investment strategy known as the “Dogs of the Dow,” which involves purchasing the ten highest dividend-yielding stocks in the Dow Jones Industrial Average (“DJIA”). Investing professionals often consider relatively high dividend yield a signal that a stock may be undervalued with opportunity for price appreciation.

     The Fund invests 50% of its assets in the ten “Dogs of the Dow” stocks, in approximately equal dollar amounts, and 50% of its assets in U.S. Treasury securities with a maturity of less than one year. By utilizing this investment strategy, the Fund attempts to achieve total return that in the long run is similar to that of the DJIA but with half the risk and volatility.

     On numerous dates throughout the year, the Manager will determine the ten highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund will then purchase those stocks in approximately equal dollar amounts until the next determination of the ten highest yielding DJIA stocks. When the Fund purchases stock, it will also purchase an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year. U.S. Treasury securities are backed by the full faith and credit of the U.S. Treasury. Because approximately 50% of the Fund’s portfolio will always consist of short-term U.S. Treasury securities, it may not perform as well in the long term as a portfolio of stocks, but will have lower

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(800)   966-4354

OBJECTIVE: A combination of capital appreciation and current income volatility.

          The Fund holds its stock investments for one year. This includes stocks that are no longer one of the ten highest yielding stocks in the DJIA, stocks that are no longer in the DJIA and stocks received in reorganizations of companies in the DJIA. At the end of the one-year period, the Fund sells any stocks that are no longer one of the ten highest yielding stocks in the DJIA and replaces them with stocks that are. Additionally it may sell a portion of the stocks which remain in the portfolio so that the rebalanced portion of the Fund’s portfolio will consist of approximately 50% U.S. Treasury securities and approximately 50% of the ten highest yielding stocks in the DJIA in approximately equal dollar amounts.

          In an effort to minimize transaction costs, the Fund may accumulate funds and make purchases in larger blocks to avoid odd lot transactions. However, the Fund will not take a temporary defensive position. The Fund invests accumulated funds in money market instruments (such as U.S. Treasury securities, commercial paper, commercial paper master notes or repurchase agreements) or money market mutual funds.

          When funding redemption requests, the Fund will first utilize any accumulated funds described above. If it is necessary for the Fund to sell portfolio securities to meet redemption requests, it will endeavor to obtain approximately 50% of the necessary proceeds from the sale of U.S. Treasury securities and 50% from the sale of stocks in proportion to their respective percentages of its total portfolio of stocks. Again, the Fund may vary the percentage of each issue of common stock sold to avoid odd lot transactions thereby reducing total transaction costs.

or image
ere

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Performance

          The following performance information provides some indication of the risks of investing in the Hennessy Balanced Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of benchmark indices. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

CALENDAR YEAR TOTAL RETURNS

13.01%
7.43%
1.55%
4.96%
0.55%
-4.55%
12.38%
TBD
1997
1998
1999
2000
2001
2002
2003
2004

For the period shown on the bar chart, the Fund’s highest total return for a quarter was 8.59% (quarter ended June 30, 2003) and the lowest total return for a quarter was -10.75% (quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)

	(Note: Will be updated at 12/31/04)	One Year	Five Years		Since inception (3/8/96)

	Hennessy Balanced Fund

	Return before taxes	12.38%	2.83%		5.67%

	Return after taxes on distributions [1]	12.04%	1.69%		4.33%

	Return after taxes on distributions and sale of Fund shares 1	8.46%	1.87%		4.17%

	S&P 500[2,4]	28.68%	(0.57	) %	9.16%

	DJIA[3,4]	28.28%	4.53%		10.66%

	90-Day U.S. Treasury security[4,5]	x.xx	x.xx		x.xx

[1]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The S&P 500 is the Standard & Poor’s Composite Index of 500 Stocks, a widely recognized unmanaged index of common stock prices.
[3]	The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends.
[4]	Reflects no deductions for fees, expenses or taxes.
[5]	The 90-day U.S. Treasury security most closely approximates the treasury securities held by the Fund because the Fund purchases treasury securities having a maturity of less than one year.

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Principal Risks

Although approximately 50% of the Fund’s portfolio is invested in U.S. Treasury securities, there are market and investment risks associated with your investment in the Fund, as there are with any security. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Balanced Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to its Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with its Strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Non-Diversification Risk: The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the fund’s performance.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends and distributions	None
Redemption fee - 90 days[1] (as a percentage of amount redeemed)	1.50%
Exchange fee - 90 days[1] (as a percentage of amount exchanged)	1.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

Management Fees	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.56%

Total Gross Expenses	1.41%
Less Expense Waiver/Reimbursement[2]	0.00%

Total Annual Fund Operating Expenses	1.41%

[1]

If you exchange or redeem shares you have owned for less than 90 days, the Fund will deduct a fee of 1.50% of the amount redeemed from your redemption proceeds. This fee is payable to the Fund. The transfer agent charges a fee of $15.00 for each wire redemption and $5.00 for each telephone exchange.

[2]

The Manager has agreed to waive its investment advisory fee to the extent necessary to ensure that Total Annual Fund Operating Expenses do not exceed 1.50% of the average daily net assets of the Fund through June 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

Hennessy Balanced Fund

One Year		Three Years	Five Years	Ten Years
	$144	$446	$771	$1,691

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ADDITIONAL INVESTMENT INFORMATION

In order to provide a degree of flexibility, each Fund may change its investment objective without obtaining shareholder approval. An investment objective is not a guarantee. None of the Funds take temporary defensive positions. The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, contains a description of the Funds’ policies and procedures respecting disclosure of their portfolio holdings.

HISTORICAL PERFORMANCE of The Hennessy Funds’ Strategies & Formulas

The following charts compare the total return of each of the Hennessy Funds’ Strategies and Formulas with the returns of their respective benchmark index for each of the last fifteen years. The Cornerstone Growth Strategy, Cornerstone Value Strategy and the Focus 30 Formula are each compared to the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500”), and the Hennessy Total Return Strategy and Hennessy Balanced Strategy are each compared to the Dow Jones Industrial Average. For the Hennessy Funds, the performance is that of a hypothetical portfolio managed in accordance with the dictates of the Cornerstone Growth Strategy, Cornerstone Value Strategy, Focus 30 Formula, Hennessy Total Return Strategy and Hennessy Balanced Strategy for the historical periods indicated and the actual performance of the Funds since their inception.

          The hypothetical returns have been developed and tested by the Manager, but have not been verified by any third party and are unaudited. The performance information is based on data supplied by Hennessy Advisors, Inc. or from statistical services, reports or other sources which Hennessy Advisors, Inc. believes are reliable.

          Actual performance of each Fund may differ from the performance of the hypothetical portfolio for the following reasons: the Fund may not be fully invested at all times; not all stocks in the Fund’s portfolio may be weighted equally at all times due to appreciation or depreciation in a stock’s value; purchases and sales of stocks for the Fund’s portfolio are likely to occur between annual rebalancing due to cash inflows and outflows (from purchases and redemptions of Fund shares) during the year; in managing the Fund, Hennessy Advisors, Inc. may make limited modifications to the Strategy or Formula as necessary to comply with federal tax laws; the returns of the portfolio do not reflect the fees, commission costs or expenses borne by the Fund. The performance of the hypothetical portfolios would have been lower if the fees, commission costs and expenses had been deducted. The actual performance shown (since inception) is net of fees and expenses.

          For the hypothetical portfolios, returns do not represent actual trading or reflect the impact that material economic and market factors might have had on the Manager’s decision-making under actual circumstances. However, except as described above, the Manager can presently foresee no circumstance that would cause deviation from the Strategies and Formulas in managing the Funds. The returns set forth below reflect reinvestment of dividends and other earnings. All returns shown reflect reinvestment of dividends and other earnings. Past performance, hypothetical or actual, does not guarantee future results. Average annual return represents the annual rate, which, if earned each year in a multiple year period, would produce the cumulative rate of return over that period.

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HENNESSY CORNERSTONE GROWTH FUND

	1990	1991	1992	1993	1994	1995	1996	1997*

Cornerstone Growth	-7.53%	52.27%	31.29%	19.73%	-7.13%	22.36%	27.02%	31.33%

S&P 500 Index	-3.17%	30.55%	7.67%	9.99%	1.31%	37.43%	23.07%	33.36%

	1998*	1999*	2000*	2001*	2002*	2003*	2004*	Total

Cornerstone Growth	3.67%	37.72%	5.30%	12.15%	-4.71%	45.82%	tbd	269.29%

S&P 500 Index	28.58%	21.04%	-9.11%	-11.83%	-22.10%	28.63%	tbd	175.42%

Standard Deviation measures investment’s volatility or “risk.” The greater the standard deviation, the more variable the rate of return.

* Actual returns of Fund, net of fees and expenses

HENNESSY FOCUS 30 FUND

	1990	1991	1992	1993	1994	1995	1996	1997

Focus 30 Fund	-2.44%	40.85%	16.29%	12.17%	-4.03%	23.94%	20.10%	55.32%

S&P 500 Index	-3.17%	30.55%	7.67%	9.99%	1.31%	37.43%	23.07%	33.36%

	1998	1999	2000	2001	2002	2003	2004*	Total

Focus 30 Fund	22.72%	4.44%	18.20%	6.01%	7.89%	37.83%	tbd	259.32%

S&P 500 Index	28.58%	21.04%	-9.11%	-11.83%	-22.10%	28.63%	tbd	175.42%

Standard Deviation measures an investment’s volatility or “risk.” The greater the standard deviation, the more variable the rate of return.

* Actual returns of Fund, net of fees and expenses

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HENNESSY CORNERSTONE VALUE FUND

	1990	1991	1992	1993	1994	1995	1996	1997*

Cornerstone Value	-11.53%	38.15%	13.21%	21.70%	3.96%	34.24%	19.01%	15.29%

S&P 500 Index	-3.17%	30.55%	7.67%	9.99%	1.31%	37.43%	23.07%	33.36%

	1998*	1999*	2000*	2001*	2002*	2003*	2004*	Total

Cornerstone Value	6.59%	6.01%	8.77%	6.60%	-16.03%	28.39%	tbd	174.36%

S&P 500 Index	28.58%	21.04%	-9.11%	-11.83%	-22.10%	28.63%	tbd	175.42%

Standard Deviation measures an investment’s volatility or “risk.” The greater the standard deviation, the more variable the rate of return.

* Actual returns of Fund, net of fees and expenses

HENNESSY TOTAL RETURN FUND

	1990	1991	1992	1993	1994	1995	1996	1997

Total Return Fund	-3.95%	30.71%	6.66%	21.11%	4.02%	28.78%	22.06%	17.57%

DJIA Index	-0.57%	23.93%	7.34%	16.72%	4.95%	36.48%	28.57%	24.90%

	1998	1999*	2000*	2001*	2002*	2003*	2004*	Total

Total Return Fund	9.20%	1.80%	6.86%	-0.25%	-8.69%	22.57%	tbd	158.45%

DJIA Index	17.75%	26.90%	-4.72%	-5.36%	-15.01%	28.20%	tbd	190.08%

Standard Deviation measures an investment’s volatility or “risk.” The greater the standard deviation, the more variable the rate of return.

* Actual returns of Fund, net of fees and expenses

24	(800)966-4354

HENNESSY BALANCED FUND

	1990	1991	1992	1993	1994	1995	1996	1997*

Balanced Fund	0.10%	23.05%	5.71%	15.44%	3.85%	20.45%	16.54%	13.01%

DJIA Index	-0.57%	23.93%	7.34%	16.72%	4.95%	36.48%	28.57%	24.90%
	1998*	1999*	2000*	2001*	2002*	2003*	2004*	Total

Balanced Fund	7.43%	1.55%	4.96%	0.55%	-4.55%	12.38%	tbd	120.46%

DJIA Index	17.75%	26.90%	-4.72%	-5.36%	-15.01%	28.20%	tbd	190.08%

Standard Deviation measures an investment’s volatility or “risk.” The greater the standard deviation, the more variable the rate of return.

* Actual returns of Fund, net of fees and expenses

Graphic, image or text Here

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MANAGEMENT OF THE FUNDS

Investment Advisor

Hennessy Advisors, Inc. is the investment manager of each of the Hennessy Funds. The Manager’s address is The Courtyard Square, 750 Grant Avenue, Suite 100, Novato, CA 94945.

          The Manager has been providing investment advisory services since 1989. The Manager also furnishes each Fund with office space and certain administrative services and provides most personnel needed by the Funds.

          Neil J. Hennessy is primarily responsible for day-to-day management of the portfolio of each Fund and for developing and executing each Fund’s investment program. Mr. Hennessy is committed to the Strategy Indexing® and formula-based investing programs utilized by the Funds. Mr. Hennessy has been the President and a Director of the Manager, a registered investment advisor, since its organization in 1989.

Management Fee

For its services, each Fund pays the Manager a monthly management fee based upon its average daily net assets. For the fiscal year ended October 31, 2004, the Funds paid advisory fees as follows:

FUND	ADVISORY FEE

Hennessy Cornerstone Growth Fund	0.74%
Hennessy Focus 30 Fund	1.00%
Hennessy Cornerstone Value Fund	0.74%
Hennessy Total Return Fund	0.60%
Hennessy Balanced Fund	0.60%

Expense Limitation

Each Fund is responsible for its own operating expenses. The Manager has contractually agreed to waive a portion of its investment advisory fees to the extent necessary to ensure the following:

Hennessy Cornerstone Growth Fund - Total Annual Fund Operating Expenses do not exceed 1.50% through June 2005.

Hennessy Focus 30 Fund - Total Fund Operating Expenses do not exceed 1.45%. Any reduction in advisory fees or payment of expenses made by the Manager is subject to reimbursement by the Focus 30 Fund if requested by the Manager in subsequent fiscal years. This reimbursement may be requested by the Manager in subsequent fiscal years if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. Reimbursements made in the Fund’s first and second years of operation are eligible for reimbursement through the end of the Fund’s sixth fiscal year, and reimbursements made in the third year of operations are eligible for reimbursement through the end of the Fund’s seventh fiscal year. Any such reimbursement will be reviewed by the Directors. The Directors may terminate the expense reimbursement arrangement for the Fund at any time. The Fund must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of fees and/or expenses.

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Hennessy Cornerstone Value Fund - Total Annual Fund Operating Expenses do not exceed 1.25% through June 2005.

Hennessy Total Return Fund - Total Annual Fund Operating Expenses less Interest Expense do not exceed 1.35% through June 2005.

Hennessy Balanced Fund - Total Annual Operating Expenses do not exceed 1.50% through June 2005.

Distribution Fee

The Hennessy Total Return Fund and Hennessy Balanced Fund have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act. This Plan allows these two Funds to use up to 0.25% of their average daily net assets to pay sales, distribution and other fees for the sale of their shares and for services provided to investors. Because these fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Servicing Agreement

The Hennessy Cornerstone Growth Fund and Hennessy Cornerstone Value Fund have entered into a Shareholder Servicing Agreement with the Manager. The Servicing Agreement provides that the Manager will provide administrative support services to the Funds consisting of:

• maintaining an “800” number that current shareholders may call to ask questions about the Funds or their accounts with the Funds;

• assisting shareholders in processing exchange and redemption requests;

• assisting shareholders in changing dividend options, account designations and addresses;

• responding generally to questions of shareholders; and

• providing such other similar services as the Funds may request.

For such services, the Hennessy Cornerstone Growth Fund and Hennessy Cornerstone Value Fund each pays an annual service fee to the Manager equal to 0.10% of its average daily net assets.

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SHAREHOLDER INFORMATION

Pricing of Fund Shares

The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is called the net asset value (“NAV”). This is calculated by dividing each Fund’s assets, minus its liabilities, by the number of shares outstanding. The NAV of each Fund’s shares is normally determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays). Each Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. Each Fund values most money market instruments it holds at their amortized cost.

     If market quotations are not available, a Fund will value securities at their fair value pursuant to the procedures established by and under the supervision of the Directors. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

     Each Fund will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. It will process purchase and redemption orders that it receives after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. If an investor sends a purchase or redemption request to the Funds’ corporate address, instead of to its Transfer Agent, the Funds will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received by the Transfer Agent.

Account Minimum Investments

The minimum initial investment in a Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts (“IRA”). For corporate sponsored retirement plans, there is no minimum initial investment. There is a $100 subsequent investment requirement for all of the Funds. A $100 minimum exists for each additional investment made through the Automatic Investment Plan for all Funds. The Funds may waive the minimum investment requirements from time to time.

Market Timing Policy

Frequent purchases and redemptions of a Fund’s shares by a shareholder may harm other shareholders of that Fund by interfering with efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Board of Directors discourages frequent purchases and redemptions of shares of the Funds by:

•

Reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Funds believe might engage in frequent purchases and redemptions of shares of the Funds.

• Imposing a 1.50% redemption fee on redemptions and exchanges that occur within 90 days of the share purchase.

     The redemption fee applies to all investors except shares held in 401(k), 403(b), 457, Keough, profit sharing, SIMPLE IRA, SEP-IRA and money purchase pension retirement plan accounts. Except for shares held by the aforementioned retirement plans, the redemption fee applies to shares held in omnibus accounts at intermediaries, such as broker-dealers and third party administrators. The Funds rely on these intermediaries

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[QUESTIONS IMAGE]

to determine when a redemption occurs within 90 days of purchase. The right to reject a purchase order applies to any order, including an order placed from an omnibus account. Although the Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

How To Purchase Shares

You may purchase shares of the Funds by check or wire. The Funds will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. In addition, cashiers checks in the amounts of less than $10,000 will not be accepted. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

     The Funds will not issue certificates evidencing shares purchased. Instead, the Funds will send investors a written confirmation for all purchases of shares. Shares of the Funds have not been registered for sale outside of the United States. The Funds reserve the right to reject any purchase in whole or in part.

     In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Compliance Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Hennessy Funds at 1-800-966-4354 or 1-415-899-1555 if you need additional assistance when completing your application. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

HOW DO I PURCHASE SHARES BY CHECK?

If you are making an initial investment in a Fund, simply complete the appropriate Account Application and mail it with a check, made payable to “Hennessy Funds,” to:

For regular mail delivery:	For overnight delivery:
Hennessy Funds	Hennessy Funds
c/o U.S. Bancorp Fund Services	c/o U.S. Bancorp Fund Services
P.O. Box 701	615 East Michigan St., 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.

     The Transfer Agent will charge a $25.00 fee against a shareholder’s account in addition to any loss sustained by the Fund, for any payment, check or electronic funds transfer returned to the Transfer Agent for insufficient funds.

HOW DO I PURCHASE SHARES BY WIRE?

A completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to the addresses listed above prior to wiring funds. If you are making an initial investment in a Fund, please contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. If you are making a subsequent purchase, prior to wiring funds, you should be sure to notify the Transfer Agent. U.S. Bank must receive wired funds prior to the close of regular trading on the NYSE (4:00 P.M. Eastern time/1:00 P.M. Pacific time) to receive same day pricing. Wired funds received after that time will be processed the following day with the following day’s pricing. The Funds are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

     All wires should specify the name of the Fund, the name(s) in which the account is registered, the shareholder’s social security number or employer tax identification number, the account number and the amount being wired. Please indicate if this is an initial or subsequent investment. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to the Funds.

To ensure prompt and accurate credit upon receipt of your wire, your bank should transmit immediately available funds by wire in your name to:

Hennessy Mutual Funds, Inc.
c/o U.S. Bank, N.A.	Credit: U.S. Bancorp Fund Services LLC
777 E. Wisconsin Ave.	Account Number: 112-952-137
Milwaukee, WI 53202	Further Credit: Mutual fund name, shareholder
ABA# 075000022	name and account number

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CAN I PURCHASE SHARES THROUGH BROKER-DEALERS?

You may buy, sell and exchange shares of the Funds through certain brokers (and their agents) that have made arrangements with the Funds to sell their shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Funds. The broker (or agent) holds your shares in an omnibus account in the broker’s (or agent’s) name, and the broker (or agent) maintains your individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ prospectuses.

     You may also buy, sell and exchange shares of the Funds through other outside broker-dealers that have not made arrangements with the Funds to sell their shares. To place a telephone order, or to inquire about an agreement, broker-dealers should call the Funds at 1-800-966-4354 or 1-415-899-1555.

Automatic Investment Plan

For your convenience, each Fund offers an Automatic Investment Plan. This plan allows money to be moved from the shareholder’s bank account to the shareholder’s Fund account on a systematic schedule (e.g., monthly, bimonthly, quarterly or annually) that the shareholder selects. After your initial investment in a Fund, you may authorize that Fund to withdraw any amount over $100.

     If you wish to enroll in this plan, complete the appropriate section on the initial Account Application, or complete the Automatic Investment Plan Application. You may call the Fund at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at www.hennessyfunds.com.  Signed applications should be received by the Transfer Agent at least 15 business days prior to your initial transaction. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. The Funds may terminate or modify this privilege at any time. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800-261-6950 or 1-414-765-4124 or in written form five days prior to the effective date.

Retirement Plans

You may invest in the Funds under the following prototype retirement plans:

• Coverdell Education Savings Account;

• Traditional IRA;

• Roth IRA;

• SEP-IRA for sole proprietors, partnerships and corporations; or

• Profit-Sharing and Money Purchase Pension Plans for corporations and their employees.

     The Hennessy Funds recommend that investors consult with a financial and/or tax advisor regarding IRAs before investing in them. The current annual fee for an IRA is $15 and is outlined in our Individual Retirement Account Disclosure Statement and Custodial Account Agreement.

How To Sell Shares

You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business either directly through the Funds or through your investment representative. Redemptions that are received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day; requests received after that time will be processed as of the close of business on the next business day.

HOW DO I SELL SHARES BY MAIL?

You may redeem your shares by sending a written request to the Transfer Agent. After your request is received in “good order,” the Fund will redeem your shares at the next NAV. To be in “good order,” redemption requests must include the following: (i) the name of your Fund account; (ii) the account number; (iii) the number of Fund shares or the dollar value of Fund shares to be redeemed; (iv) duly endorsed share certificates, if issued; (v) any signature guarantees that are required; and (vi) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, please specify whether the redemption proceeds are to be sent by mail or wire. The letter should be signed by all shareholders whose names appear on the account registration. If you wish to have the proceeds wired, please give wire instructions. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required.

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WHEN ARE SIGNATURE GUARANTEES REQUIRED?

To protect the Funds and their shareholders, except as noted in the following paragraph, a signature guarantee is required for all written redemption requests. Signature(s) on the redemption request must be guaranteed by an “eligible guarantor institution.” These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program. A notary public is not an acceptable guarantor.

     The Funds will waive the signature guarantee required on redemption requests that instruct that the proceeds be sent by mail if all of the following conditions apply: (i) the redemption is for $10,000 or less; (ii) the redemption check is payable to the shareholder(s) of record; (iii) the redemption check is mailed to the shareholder(s) at the address of record; and (iv) no shares represented by certificate are being redeemed. In addition, the Funds may waive the signature guarantee for employees and affiliates of the Manager, the Distributor (as defined below), the Administrator (as defined below) and family members of the foregoing.

HOW DO I SELL SHARES BY TELEPHONE?

If you completed the “Shareholder Privileges” section of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading. Redemption requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day; requests received after that time will be processed as of the close of business on the next business day. Telephone redemptions will not be accepted with respect to shares represented by certificates or for retirement accounts.

     When you establish telephone privileges, you are authorizing the Funds and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

     Before acting on instructions received by telephone, the Funds and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Funds and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Funds may change, modify or terminate these privileges at any time upon written notice to shareholders. The Funds may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Funds, continuation of the privilege would be detrimental to the Funds and their shareholders. Such temporary suspension can be without prior notification to shareholders.

     You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under “How Do I Purchase Shares by Check?” above. Your written request for telephone privileges must be signed by the registered owner(s) of the shares exactly as the account is required and signature guaranteed, and include the name of the Fund account, the account number and the name of the Fund.

You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

WHEN WILL I RECEIVE MY REDEMPTION PROCEEDS?

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Funds. If you did not purchase your shares with a certified check or wire, the Funds may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

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     If you made your redemption request by telephone, the proceeds will be mailed within one or two days. If you request, redemption proceeds will be wired on the next business day to the bank account you have designated in your Account Application or written instructions. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires.

     Each Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio. It is not expected that the Funds would do so except in unusual circumstances. If any Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

WHEN WILL I PAY A REDEMPTION FEE?

Each Fund will assess a 1.50% fee on redemptions and exchanges of Fund shares purchased and held for less than 90 days. This fee will be paid to the Fund to help offset transactions costs. In determining the 90 day holding period, the Funds will use the “first-in, first-out” method. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If those shares were held for less than 90 days, the fee will be assessed. This fee does not apply to: (i) any shares purchased through reinvested dividends or capital gains or (ii) shares held in 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA and money purchase pension retirement plan accounts.

CAN MY ACCOUNT BE INVOLUNTARILY REDEEMED?

The Funds may redeem the shares in your account if the value of your account is less than $2,500 for three months or longer as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $2,500 before the Funds make an involuntary redemption. You will then have 60 days in which to make an additional investment to bring the value of your account to at least $2,500 before the Funds take any action.

How To Exchange Shares

You may exchange shares of any Hennessy Fund for shares of any other Hennessy Fund any day the Funds and the NYSE are open for business. Exchange requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day; requests received after that time will be processed as of the close of business on the next business day. Please keep in mind each Fund’s minimum investment of $2,500 when determining the number of shares you want to exchange.

     You may also exchange shares of any Fund for shares of the First American Prime Obligations Fund, a money market mutual fund not affiliated with the Hennessy Funds or the Manager. The exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Manager of an investment in the First American Prime Obligations Fund. Prior to making an exchange into the First American Prime Obligations Fund, you should obtain and carefully read that fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. If you exchange your Fund shares into shares of the First American Prime Obligations Fund, you may establish checkwriting privileges on that money market account. Contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 for a checkwriting application and signature card.

     The Funds reserve the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess Fund expenses. The Funds reserve the right to reject any exchange order. The Funds may modify or terminate the exchange privilege upon written notice to shareholders. Each Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders. Exchanges of Fund shares purchased and held for less than 90 days will be assessed a 1.50% fee (see “When Will I Pay a Redemption Fee” in the “How To Sell Shares” section above for more details). You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

HOW DO I EXCHANGE SHARES BY MAIL?

You may exchange your Fund shares simply by sending a written request to the Transfer Agent. You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and the name of the other fund into which the exchange is being made. If you have an existing account with the other fund, you should also give the name and account number for that fund. The letter should be signed by all shareholders whose names appear on the account registration.

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HOW DO I EXCHANGE SHARES BY TELEPHONE?

If your account has telephone privileges, you may also exchange Fund shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE, which presently is 4:00 P.M. Eastern time/1:00 P.M. Pacific time. If you are exchanging shares by telephone, you will be subject to certain identification procedures, which are listed below under “How Do I Sell Shares by Telephone?”. You will be charged a $5.00 fee for exchanges of Fund shares by telephone. Telephone requests for exchanges will not be accepted with respect to shares represented by certificates.

Systematic Cash Withdrawal Program

As another convenience, you may redeem your Fund shares through the Systematic Cash Withdrawal Program. If you elect this method of redemption, the Fund will send you or a designated third party a check in a minimum amount of $50. You may choose to receive a check each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this program. The Systematic Cash Withdrawal Program may be terminated at any time by the Funds. You may also elect to terminate your participation in this program at any time by writing to the Transfer Agent five days prior to the next payment.

     A withdrawal involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Dividends, Distributions & Taxes

The Hennessy Cornerstone Growth, Focus 30 and Cornerstone Value Funds will make distributions of dividends and capital gains, if any, annually, usually in November or December of each year. The Hennessy Total Return and Balanced Funds will make distributions of dividends and net investment income quarterly, usually in March, June, September and December, and will make distributions of capital gains annually, usually in November and December of each year.

You have three distribution options:

• Automatic Reinvestment Option - Both dividend and capital gains distributions will be reinvested in additional Fund shares.

• Cash Dividend Option - Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares.

• All Cash Option - Both dividend and capital gains distributions will be paid in cash.

     If you elect to receive distributions and or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the current NAV of the applicable fund, and to reinvest all subsequent distributions.

You may make this election on the Account Application. You may change your election by writing to the Transfer Agent or by calling 1-800-261-6950 or 1-414-765-4124.

     Each Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).

     If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Householding

     To help keep the Funds’ costs as low as possible, we deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may, of course, request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 and we will begin individual delivery within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

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FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the financial performance of the Cornerstone Growth, Cornerstone Value, Total Return and Balanced Funds for the periods shown below. Certain information reflects financial results for a single Fund share. The “Total Return” figures show how much your investment would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information, with the exception of the 2000 returns for the Cornerstone Growth and Cornerstone Value Funds, has been audited by KPMG LLP, an independent registered public accounting firm. Their report and the Funds’ financial statements are included in the Annual Report, which is available upon request.

     The Focus 30 Fund commenced operations on September 17, 2003 when it acquired the assets of, and assumed the liabilities of, the SYM Fund. The information presented for the Focus 30 Fund is intended to help you understand the financial performance of the SYM Fund. However, the total returns of the SYM Fund are not relevant to investors in the Focus 30 Fund because the SYM Fund did not utilize the Focus 30 Formula. Information for the nine months ended September 30, 2003 and year ended September 30, 2004 has been audited by KPMG LLP, an independent registered public accounting firm. Their report and the financial statements for the Focus 30 Fund are included in the Annual Report, which is available upon request.

HENNESSY CORNERSTONE GROWTH FUND
	10/1-10/31 2004	YEAR ENDED SEPTEMBER 30
		2004	2003	2002	2001	2000
PER SHARE DATA:

Net asset value, beginning of period		$17.23	$13.55	$13.98	$19.48	$12.36

Income from investment operations:

Net investment income[1]		(0.13)	(0.07)	(0.07)	(0.09)	(0.16)

Net realized and unrealized gains on securities		1 .98	4.23	0.67	(1.91)	7 .28

Total from investment operations		1.85	4.16	0.60	(2.00)	7.12

Less Distributions:

Dividends from net investment income		—	—	—	—	—

Dividends from realized gains		—	(0.48)	(1.03)	(3.50)	—

Total distributions		—	(0.48)	(1.03)	(3.50)	—

Redemption fees retained[2]		—	—	—	—	—

Net asset value, end of period		$19.08	$17.23	$13.55	$13.98	$19.48

TOTAL RETURN		10.74%	31.67%	4.47%	(10.95)%	57.61%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)		$866.0	$752.0	$342.4	$155.5	$182.5

Ratio of expenses to average net assets		1.25%	1.27%	1.10%	1.11%	1.18%

Ratio of net investment income to average net assets		(0.68)%	(0.60)%	(0.73)%	(0.60)%	(0.90)%

Portfolio turnover rate		106.97%	74.80%	70.33%	103.33%	95.28%

[1] Net investment income per share is calculated using ending balances prior to consideration for adjustments for permanent book and tax differences.

[2] Amount is less than $0.01.

	(800) 966-4354

HENNESSY FOCUS 30 FUND [1]

	10/1-10/31 2004	Year Ended 9/31/04	1/1/03- 9/30/03	Year Ended 12/31/02		1/2/01* - 12/31/01
PER SHARE DATA:

Net asset value, beginning of period		$7.72	$6.63		$9.27	$10.00

Income from investment operations:

Net investment income		(0.08)	(0.03)		(0.02)	(0.02)

Net realized and unrealized gains on securities		1.14	1.12		(2.62)	(0.71)

Total from investment operations		1.06	1.09		(2.64)	(0.73)

Less Distributions:

Dividends from net investment income		—	—		—	—

Dividends from realized gains		—	—		—	—

Total distributions		—	—		—	—

Redemption fees retained[2]		—	—		—	—

Net asset value, end of period		$8.78	$7.72		$6.63	$9.27

TOTAL RETURN		13.73%	16.44%		(28.48)%	(7.30)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, end of period (millions)		$51.1	$33.3		$28.5	$43.2

Ratio of expenses to average net assets:

Before expense reimbursement		1.41%	1.59%		1.54%	1.80%

After expense reimbursement		1.41%[3]	1.49%[3]		1.50%	1.50%

Ratio of net investment income to average net assets:

Before expense reimbursement		(0.92)%	(0.67)%		(0.24)%	(0.62)%

After expense reimbursement		(0.92)%	(0.57)%		(0.20)%	(0.32)%

Portfolio turnover rate		113.13%	356.77%		291.00%	210.00%

*		Commencement of operations.
[1]

The financial highlights set forth herein include the historical financial highlights of the SYM Select Growth Fund. The assets and liabilities of the SYM Select Growth Fund were acquired by the Hennessy Focus 30 Fund on September 17, 2003. At the time of the merger, the Manager also changed from SYM Financial Corporation to Hennessy Advisors, Inc. Effective September 30, 2003, the Fund changed its fiscal year end to September from December.

[2]		Amount is less than $0.01.
[3]		The Hennessy Focus 30 Fund has instituted an expense cap of 1.45%, which will be in effect until such is terminated by the Board of Directors of Hennessy Funds, Inc.

HENNESSY CORNERSTONE VALUE FUND

	10/1-10/31 2004	YEAR ENDED SEPTEMBER 30
		2004	2003	2002	2001	2000
PER SHARE DATA:

Net asset value, beginning of period		$10.51	$8.95	$10.91	$10.29	$11.90

Income from investment operations:

Net investment income		0.31 [1]	0.21	0.25	0.24	0.32

Net realized and unrealized gains on securities		1.76	1.55	(1.95)	0.52	(0.18)

Total from investment operations		2.07	1.76	(1.70)	0.76	0.14

Less Distributions:

Dividends from income net investment		(0.21)	(0.20)	(0.26)	(0.14)	(0.41)

Dividends from realized gains		—	—	—	—	(1.28)

Total distributions		(0.21)	(0.20)	(0.26)	(0.14)	(1.75)

Redemption fees retained[2]		—	—	—	—	—

Net asset value, end of period		$12.37	$10.51	$8.95	$10.91	$10.29

TOTAL RETURN		19.83%	19.88%	(16.05)%	7.38%	1.30%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, end of period (millions)		$194.5	$20.3	$15.8	$20.4	$17.5

Ratio of expenses to average net assets		1.18%	1.51%	1.43%	1.74%	1.85%

Ratio of net investment income to net average assets		2.56%	2.10%	2.12%	2.12%	2.36%

Portfolio turnover rate		8.20%	57.29%	76.93%	78.01%	86. %

[1]		Calculated using average shares outstanding during year.
[2]		Amount is less than $0.01.
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HENNESSY TOTAL RETURN FUND
7/1-10/31 2004	YEAR ENDED JUNE 30
	2004	2003	2002	2001	2000
PER SHARE DATA:

Net asset value, beginning of period	$9.65	$9.78	$10.49	$8.62	$10.70

Income from investment operations:
Net investment income	0.17 [1]	0.12	0.11	0.24	0.22
N et realized and unrealized gains on securities	0.92	(0.13)	(0.71)	1.87	(2.08)

Total from investment operations	1.09	(0.01)	(0.60)	2.11	(1.86)

Less Distributions:
Dividends from net investment income	(0.10)	(0.12)	(0.11)	(0.24)	(0.22)
Dividends from realized gains	—	—	—	—	—

Return of capital	(0.02)	—	—	—	—

Total distributions	(0.12)	(0.12)	(0.11)	(0.24)	(0.22)

Redemption fees retained[2]	—	—	—	—	—
Net asset value, end of period	$10.62	$9.65	$9.78	$10.49	$8.62

TOTAL RETURN	11.36%	(0.04)%	(5.73)%	24.66%	(17.50)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, end of period (millions)	$97.0	$6.0	$3.5	$3.1	$3.4

Ratio of net expenses to average net assets excluding interest expense:

Before expense reimbursement	1.27%	2.12%	4.35%	4.54%	2.76%

After expense reimbursement	1.27%	1.95%	1.71%	1.20%	1.20%

Ratio of net expenses to average net assets including interest expense:

Before expense reimbursement	1.66%	2.50%	4.97%	6.06%	4.44%
After expense reimbursement	1.66%	2.33%	2.33%	2.72%	2.88%

Ratio of interest expenses to average net assets	0.39%	0.38%	0.62%	1.53%	1.68%

Ratio of net investment income to average net assets:

Before expense reimbursement	1.55%	1.25%	(1.58)%	(1.06)%	0.56%
After expense reimbursement	1.55%	1.42%	1.06%	2.28%	2.12%
Portfolio turnover rate	8.37%	17.60%	34.76%	48.80%	33.58%

[1]	Calculated using average shares outstanding during year
[2]	Amount is less than $0.01.

HENNESSY BALANCED FUND
7/1-10/31 2004	YEAR ENDED JUNE 30
	2004	2003	2002	2001	2000

PER SHARE DATA:

Net asset value, beginning of period	$10.44	$10.62	$11.50	$10.37	$12.56

Income from investment operations:
Net investment income	0.11	0.14	0.15	0.27	0.28
Net realized and unrealized gains on securities	0.50	(0.12)	(0.50)	1.25	(1.53)

Total from investment operations	0.61	0.02	(0.35)	1.52	(1.25)

Less Distributions:
Dividends from net investment income	(0.12)	(0.14)	(0.15)	(0.27)	(0.28)
Dividends from realized gains	(0.06)	(0.06)	(0.38)	(0.12)	(0.66)
Return of capital	(0.02)	—	—	—	—

Total distributions	(0.20)	(0.20)	(0.53)	(0.39)	(0.94)

Redemption fees retained[1]	—	—	—	—	—
Net asset value, end of period	$10.85	$10.44	$10.62	$11.50	$10.37

TOTAL RETURN	5.81%	0.24%	(3.12)%	14.85%	-10.40%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, end of period (millions)	$23.4	$16.1	$15.3	$15.2	$16.1

Ratio of net expenses to average net assets	1.41%	1.50%	1.84%	1.87%	1.61%
Ratio of net investment income to average net assets	1.01%	1.40%	1.33%	2.39%	2.36%
Portfolio turnover ratio	45.17%	21.79%	45.95%	46.91%	31.16%

1	Amount is less than $0.01.

(800) 966-4354

PRIVACY POLICY

We collect the following non-public personal information about you:

•

information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•

information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history parties to transactions, cost basis information and other financial information.

     We do not disclose any non-public personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our Transfer Agent to process your transactions. Furthermore, we restrict access to your non-public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.

     In the event that you hold shares of the Fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

Not part of prospectus.

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To learn more about the Hennessy Funds  you may want to read the Hennessy Funds’ Statement of Additional Information (or “SAI”), which contains additional information about the Funds. The Hennessy Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

     You also may learn more about the Hennessy Funds’ investments by reading the Hennessy Funds’ annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors, without charge, upon request, simply by calling 1-800-966-4354.

Prospective investors and shareholders who have questions about the Hennessy Funds may also call the above number or write to the following address:
The Hennessy Funds
The Courtyard Square
750 Grant Avenue, Suite 100
Novato, CA 94945

     The general public can review and copy information about the Hennessy Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Hennessy Funds are also available on the EDGAR Database on the Securities and Exchange Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov., or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0102

     When seeking information about the Hennessy Cornerstone Growth Fund, Hennessy Focus 30 Fund or Cornerstone Value Fund from the Securities and Exchange Commission please refer to the Hennessy Mutual Funds’ Investment Company Act File No. 811-07695. When seeking information about the Hennessy Total
Return Fund or Hennessy Balanced Fund from the Securities and Exchange Commission please refer to the Hennessy Funds’ Investment Company Act File No. 811-07493.

Investment Company Act File No. 811-07695 (Hennessy Mutual Funds)

Investment Company Act File No. 811-07493 (Hennessy Funds)

Formulas for Smart Investing

WWW.H E N N E S S Y F U N D S.COM

THE HENNESSY MUTUAL FUNDS, INC.              Hennessy Cornerstone Growth Fund
THE HENNESSY FUNDS, INC.                     ("Cornerstone Growth Fund")
The Courtyard Square                         Hennessy Focus 30 Fund
750 Grant Avenue, Suite 100                  ("Focus 30 Fund")
Novato, California  94945                    Hennessy Cornerstone Value Fund
Telephone:      1-800-966-4354               ("Cornerstone Value Fund")
                1-415-899-1555               Hennessy Total Return Fund
                                             ("Total Return Fund")
                                             Hennessy Balanced Fund
                                             ("Balanced Fund")
                                             (each, a "Fund," and collectively, the "Funds")

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 28, 2005

This Statement of Additional  Information ("SAI") is not a prospectus and should be  read  in  conjunction  with  the  current  Prospectus  of the  Funds  ("Fund
Prospectus"),  dated  February 28, 2005. A copy of the Funds'  Prospectus may be obtained by calling or writing to the Funds at the  telephone  number or address shown above.

The following  financial  statements are incorporated by reference to the Annual
Report,  dated October 31, 2004, of The Hennessy  Mutual Funds,  Inc.  (File No.
811-07695) and The Hennessy Funds, Inc. (File No. 811-07493),  as filed with the
Securities and Exchange Commission on January ___, 2005:

     o    Statements of Assets and Liabilities
     o    Statements of Operations
     o    Statement of Cash Flows (Total Return Fund only)
     o    Statements of Changes in Net Assets
     o    Financial Highlights
     o    Schedules of Investments
     o    Notes to the Financial Statements
     o    Report of Independent Registered Public Accounting Firm

A copy of the Annual  Report may be  obtained,  without  charge,  by calling the toll-free telephone number shown above.

                                      B-1

                                      B-2

                         FUND HISTORY AND CLASSIFICATION

                  The  Cornerstone  Growth Fund,  Focus 30 Fund and  Cornerstone
Value Fund are organized as separate investment portfolios or series of Hennessy
Mutual Funds, Inc. ("HMFI"), a Maryland corporation that was incorporated on May
20, 1996. Prior to June 30, 2000, HMFI was known as "O'Shaughnessy  Funds, Inc."
HMFI  is  an  open-end  management   investment  company  registered  under  the
Investment  Company Act of 1940 ("1940  Act").  Each of the  Cornerstone  Growth
Fund, Focus 30 Fund and Cornerstone Value Fund is a diversified portfolio.

                  The Total  Return  Fund and  Balanced  Fund are  organized  as separate  investment  portfolios or series of Hennessy Funds,  Inc.  ("HFI," and together  with HMFI,  the "Hennessy  Funds"),  a Maryland  corporation  that was incorporated  on January  11,  1996.  HFI is an open-end  management  investment company  registered  under the 1940 Act.  Neither the Total  Return Fund nor the
Balanced Fund is a diversified  portfolio.  Prior to October 31, 2002, the Total
Return Fund was known as the Leveraged Dogs Fund.

                             INVESTMENT RESTRICTIONS

                  FUNDAMENTAL  POLICIES.  The investment  restrictions set forth below are  fundamental  policies  of each Fund,  which  cannot be  changed  with respect to a Fund  without the  approval of the holders of the lesser of (i) 67%
or more of the Fund's shares present or represented at a meeting of shareholders at which holders of more than 50% of the Fund's  outstanding  shares are present or  represented  or (ii)  more than 50% of the  outstanding  shares of the Fund.
Unless otherwise indicated,  all percentage limitations apply to each Fund on an individual  basis,  and apply only at the time an  investment  is made.  A later increase or  decrease  in  percentage  resulting  from  changes in values or net assets  will  not be  deemed  to be an  investment  that is  contrary  to  these
restrictions,   except  for  the  policies  regarding   borrowing  and  illiquid
securities or as otherwise noted.

                  (1) No Fund will make an investment in any one industry if the investment  would cause the  aggregate  value of the Fund's  investment  in such industry  to equal or exceed 25% of the Fund's  total  assets,  except that this policy  does  not  apply  to  obligations  issued  or  guaranteed  by  the  U.S.
Government,  its agencies or instrumentalities  ("U.S. Government  Securities"), certificates of deposit and bankers' acceptances.

                  (2) No Fund will purchase securities of any one issuer (except
U.S. Government Securities), if as a result at the time of purchase more than 5%
of the Fund's total  assets would be invested in such issuer,  or the Fund would own or hold 10% or more of the  outstanding  voting  securities  of that issuer, except that 25% of the total assets of the  Cornerstone  Growth  Fund,  Focus 30
Fund and Cornerstone  Value Fund and 50% of the total assets of the Total Return
Fund and Balanced Fund may be invested without regard to this restriction.

                  (3) No Fund will  purchase  securities  on margin  (except for short-term credit necessary for clearance of Fund transactions), or write put or call options, except that each of the Cornerstone Growth Fund, Focus 30 Fund and
Cornerstone Value Fund may use options or futures strategies and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts.

                  (4) Neither the Total Return Fund nor the  Balanced  Fund will purchase or sell  commodities or commodity  contracts.  None of the  Cornerstone
Growth Fund, Focus 30 Fund and Cornerstone Value Fund will purchase  commodities or commodity  contracts,  except to the extent  described in the Fund Prospectus and this SAI with respect to futures and related options.

                  (5) No Fund will underwrite securities of other issuers except insofar as the Fund  technically  may be deemed to be an  underwriter  under the
Securities  Act of 1933,  as  amended  ("1933  Act"),  as  amended,  in  selling portfolio securities.

                                      B-3

                  (6) None of the  Cornerstone  Growth  Fund,  Focus 30 Fund and
Cornerstone  Value Fund will  purchase or sell real estate,  except that, to the extent permitted by applicable law, each of these Funds may invest in securities secured by real estate or interests  therein or issued by companies  that invest in real estate or  interested  therein.  Neither  the Total  Return Fund nor the
Balanced Fund will purchase or sell real estate or real estate mortgage loans or will invest in real estate limited partnerships.

                  (7) Except as  otherwise  set forth  below,  no Fund will make loans, provided that for purposes of this restriction, the acquisition of bonds, debentures  or other  corporate  debt  securities  and  investment in government obligations,  short-term  commercial  paper and  commercial  paper master notes, certificates of deposit,  bankers' acceptances and other fixed income securities as described in the Fund  Prospectus  and this SAI shall not be deemed to be the making of a loan. The Funds may enter into repurchase agreements and each of the
Cornerstone Growth Fund, Focus 30 Fund and Cornerstone Value Fund may make loans of Fund  securities,  provided  that  entering into  repurchase  agreements  and lending of Fund  securities may be made only in accordance  with applicable law, the Fund Prospectus and this SAI, as they may be amended from time to time.

                  (8)  None of the  Cornerstone  Growth  Fund,  Focus  30  Fund,
Cornerstone  Value Fund and  Balanced  Fund will  borrow  money or issue  senior securities,  except that each of the Cornerstone  Growth Fund, Focus 30 Fund and
Cornerstone  Value Fund may  borrow an amount up to 33-1/3% of its total  assets and the  Balanced  Fund may borrow an amount up to 10% of its total  assets from banks for  extraordinary  or  emergency  purposes  such as  meeting  anticipated redemptions,  and may  pledge  its  assets in  connection  with such  borrowing.
Neither the Total Return Fund nor the Balanced  Fund will pledge or  hypothecate its  assets,  except to secure  permitted  borrowings.  None of the  Cornerstone
Growth  Fund,  Focus 30 Fund and  Cornerstone  Value  Fund may pledge its assets other than to secure such  borrowings or, to the extent  permitted by the Funds'
investment  policies as set forth in the Fund  Prospectus  and this SAI, as they may be amended  from time to time,  in  connection  with  hedging  transactions,
short-sales,   when-issued  and  forward  commitment  transactions  and  similar investment strategies. For purposes of this restriction,  the deposit of initial or maintenance margin in connection with futures contracts will not be deemed to be a pledge of the assets of the Funds.  The Balanced Fund will not purchase any portfolio  securities so long as any borrowed  amounts remain  outstanding.  The
Total  Return Fund may borrow  money or issue  senior  securities  to the extent permitted by the Act.

                  (9) Neither the Total Return Fund nor the  Balanced  Fund will make  investments  for the purpose of  exercising  control or  management of any company.

                  (10) Neither the Total Return Fund nor the Balanced  Fund will make short sales of securities or maintain a short position.

                  (11) Neither the Total Return Fund nor the Balanced  Fund will purchase or sell any interest in any oil, gas or other  mineral  exploration  or development program, including any oil, gas or mineral leases.

                  OTHER  INVESTMENT   RESTRICTIONS.   The  following  investment
restrictions  (or  operating  policies) may be changed with respect to a Fund by the Board of Directors without shareholder approval.

                  (1) No Fund will invest in illiquid  securities if at the time of  acquisition  more  than  15% of its net  assets  would be  invested  in such securities.  "Illiquid  securities" are securities that cannot be readily resold because  of  legal or  contractual  restrictions  or that  cannot  otherwise  be marketed,  redeemed  or put to the issuer or a third  party,  that do not mature within seven days, or that the Manager,  in accordance with guidelines  approved by the Board of Directors,  has not determined to be liquid and includes,  among other things, repurchase agreements maturing in more than seven days. Securities purchased in accordance  with Rule 144A under the 1933 Act and  determined to be liquid by the Board of Directors are not subject to the limitations set forth in this investment restriction.

                                      B-4

                  (2) No Fund will purchase the  securities of other  investment companies except to the extent such purchases are permitted by applicable law.

                  (3) No Fund will  acquire or retain any  security  issued by a company,  an officer or  director  of which is an  officer  or  director  of the
Hennessy Funds or an officer, director or other affiliated person of the Manager
(as defined in "MANAGEMENT OF THE FUNDS," below).

                  (4)  None of the  Cornerstone  Growth  Fund,  Focus 30 Fund or
Cornerstone  Value Fund will make  investments  for the  purpose  of  exercising control or management of any company.

                  (5)  None of the  Cornerstone  Growth  Fund,  Focus 30 Fund or
Cornerstone  Value Fund will make short sales of  securities or maintain a short position, except to the extent permitted by applicable law.

                  (6)  None of the  Cornerstone  Growth  Fund,  Focus 30 Fund or
Cornerstone  Value  Fund will  write,  purchase  or sell puts,  call  straddles, spreads or  combinations  thereof,  except to the extent  permitted  in the Fund
Prospectus and this SAI, as they may be amended from time to time.

                  (7) Neither the Total Return Fund nor the  Balanced  Fund will invest in securities of any issuer that has a record of less than three years of continuous  operation,  including the operation of any predecessor business of a company  that  came  into  existence  as a result  of a  merger,  consolidation,
reorganization   or  purchase  of  substantially  all  of  the  assets  of  such predecessor business.

                            INVESTMENT CONSIDERATIONS

                  The  Fund  Prospectus   describes  the  principal   investment
strategies and risks of the Funds. This section expands upon that discussion and also describes non-principal investment strategies and risks of the Funds.

                  DOW  JONES  INDUSTRIAL  AVERAGE.  The  Total  Return  Fund and
Balanced Fund invest in stocks in The Dow Jones Industrial Average ("DJIA"). The
DJIA consists of the following 30 common stocks:

AlliedSignal Inc.                                           Intel Corp.

Altria Group, Inc.                                          International Business Machines Corp. (IBM)

Aluminum Co. of America (ALCOA)                             Johnson & Johnson

American Express Co.                                        McDonald's Corp.

American International Group Inc.                           Merck & Co., Inc.

The Boeing Co.                                              Microsoft Corp.

Caterpillar Inc.                                            Minnesota Mining & Manufacturing Co. (3M)

Citigroup Inc.                                              J.P. Morgan & Co., Inc.

The Coca-Cola Company                                       Procter & Gamble Co.

E.I du Pont De Nemours & Co., Inc.                          Pfizer Inc.

Exxon Mobil Corporation                                     SBC Communications Inc.

                                      B-5

General Electric Co.                                        United Technologies Corp.

General Motors Corporation                                  Verizon Communications Inc.

Hewlett-Packard Co.                                         The Walt Disney Company

The Home Depot, Inc.                                        Wal-Mart Stores, Inc.

The DJIA is the property of Dow Jones & Company,  Inc. Dow Jones & Company, Inc.
is not affiliated with either Fund or the Funds' investment adviser. Dow Jones &
Company, Inc. has not participated in any way in the creation of the Funds or in the  selection  of  stocks  included  in the  Funds  and  has not  approved  any information included herein related thereto.

                  The first DJIA,  consisting of 12 stocks, was published in The
Wall Street Journal in 1896. The list grew to 20 stocks in 1916 and to 30 stocks on October 1, 1928.  Dow Jones & Company,  Inc.  from time to time  changes  the stocks comprising the DJIA, although such changes are infrequent.

                  The investment strategies of each of the Total Return Fund and
Balanced  Fund  are  unlikely  to be  affected  by the  requirement  that it not concentrate its investments  since currently no more than three companies in the
DJIA are engaged primarily in any one industry.  Similarly, each of these Fund's investment  strategy is unlikely to be  materially  affected by the  requirement that it meet the diversification requirements of the Internal Revenue Code since each of these  Funds  will  normally  have 50% of its  assets  invested  in U.S.
Treasury  securities  and the remainder of its assets divided among at least ten stocks.  However,  the diversification  requirement for each of the Total Return
Fund and  Balanced  Fund may  preclude it from  effecting  a purchase  otherwise dictated by its investment strategy. Finally, because of the requirements of the
Act, each of these Funds will not invest more than 5% of its total assets in the common  stock of any issuer  that  derives  more than 15% of its  revenues  from securities-related  activities. From time to time, this requirement may preclude each of the Total  Return  Fund and  Balanced  Fund from  effecting  a  purchase otherwise dictated by its investment strategy.

                  SPECIAL  CONSIDERATION  RELATING TO  DEPOSITORY  RECEIPTS.  As
noted in the Fund Prospectus,  the Cornerstone Growth Fund and Cornerstone Value
Fund may each invest in the securities of foreign  issuers,  including  American
Depository  Receipts  ("ADRs").   Generally,   ADRs,  in  registered  form,  are
denominated  in U.S.  dollars and are  designed  for use in the U.S.  securities markets.  ADRs are receipts  typically  issued by a U.S.  bank or trust  company
evidencing  ownership  of  the  underlying  securities.   For  purposes  of  the
investment  policies of the Cornerstone  Growth Fund and Cornerstone Value Fund,
ADRs are deemed to have the same  classification  as the  underlying  securities they  represent.  Thus,  an ADR  evidencing  ownership  of common  stock will be treated as common stock.

                  Many of the foreign securities held in the form of ADRs by the
Cornerstone  Growth Fund and Cornerstone  Value Fund are not registered with the
Securities and Exchange Commission ("SEC"),  nor are the issuers thereof subject to SEC reporting requirements. Accordingly, there may be less publicly available information  concerning  foreign  issuers of securities  held by the Cornerstone
Growth  Fund and  Cornerstone  Value  Fund  than is  available  concerning  U.S.
companies.  Foreign companies are not generally  subject to uniform  accounting, auditing and financial reporting  standards or to other regulatory  requirements comparable to those applicable to U.S. companies.

                  Investment income on certain foreign securities may be subject to foreign  withholding  or other  taxes  that could  reduce the return on these securities.  Tax treaties between the U.S. and foreign countries,  however,  may reduce or eliminate the amount of foreign taxes to which the Cornerstone  Growth
Fund and Cornerstone Value Fund would be subject.

                                      B-6

                  ILLIQUID  SECURITIES.  Each of the  Cornerstone  Growth  Fund,
Focus 30 Fund and Cornerstone  Value Fund may invest up to 15% of its net assets in illiquid securities, although it is not expected that any of these Funds will invest in illiquid securities.

                  Restricted securities may be sold only in privately negotiated transactions  or in  public  offerings  with  respect  to  which a  registration statement is in effect under the 1933 Act. Where  registration is required,  the
Cornerstone  Growth  Fund,  Focus  30  Fund or  Cornerstone  Value  Fund  may be
obligated to pay all or part of the  registration  expenses  and a  considerable period may elapse  between  the time of the  decision  to sell and the time such
Fund  may be  permitted  to sell a  security  under  an  effective  registration statement.  If, during such a period, adverse market conditions were to develop, a Fund might obtain a less  favorable  price than  prevailed  when it decided to sell.

                  In recent years,  a large  institutional  market has developed for certain  securities  that are not registered  under the 1933 Act,  including securities sold in private placements,  repurchase agreements, commercial paper, foreign  securities and corporate bonds and notes.  These  instruments are often restricted  securities  because  the  securities  are sold in  transactions  not requiring registration.  Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient  institutional market in which such unregistered  securities can be readily  resold  or on an  issuer's  ability  to honor a demand  for  repayment.
Therefore,  the fact that there are contractual or legal  restrictions on resale to  the  general  public  or  certain  institutions  is not  dispositive  of the liquidity of such investments.

                  Rule 144A under the 1933 Act  establishes  a safe  harbor from the registration  requirements of the 1933 Act for resales of certain securities
to  qualified   institutional  buyers.   Institutional  markets  for  restricted
securities  that  might  develop  as a result of Rule 144A  could  provide  both readily  ascertainable  values  for  restricted  securities  and the  ability to liquidate an investment to satisfy share redemption  orders.  Such markets might
include  automated  systems  for  the  trading,   clearance  and  settlement  of
unregistered  securities  of domestic  and foreign  issuers,  such as the PORTAL
System  sponsored by the National  Association  of Securities  Dealers,  Inc. An
insufficient  number of qualified  buyers  interested  in  purchasing  Rule 144A eligible  restricted  securities held by the Cornerstone  Growth Fund,  Focus 30
Fund  or  Cornerstone   Value  Fund,   however,   could  affect   adversely  the
marketability  of  securities  of each of these  Funds and these  Funds might be unable to dispose of such securities promptly or at favorable prices.

                  The Board of Directors  has  delegated  the function of making day-to-day  determinations  of liquidity to the Manager  pursuant to  guidelines approved  by the Board.  The Manager  takes into  account a number of factors in reaching liquidity decisions,  including,  but not limited to, (i) the frequency of trades for the security;  (ii) the number of dealers that make quotes for the security;  (iii) the number of dealers that have  undertaken to make a market in the security; (iv) the number of other potential purchasers;  and (v) the nature of the security and how trading is effected  (e.g.,  the time needed to sell the security,  how bids are solicited  and the  mechanics of transfer).  The Manager monitors the liquidity of restricted  securities in the Cornerstone Growth Fund,
Focus 30 Fund  and  Cornerstone  Value  Fund and  reports  periodically  on such decisions to the Board of Directors.

                  REPURCHASE  AGREEMENTS.  Each Fund may enter into a repurchase agreement  through which an investor  (such as the Fund)  repurchases a security
(known as the "underlying  security") from a well-established  securities dealer or bank that is a member of the Federal Reserve System.  Any such dealer or bank will be on the Fund's  approved list. Each Fund intends to enter into repurchase agreements only with banks and dealers in  transactions  believed by the Manager to present minimum credit risks in accordance with guidelines established by the
Fund's   Board  of   Directors.   The  Manager   will  review  and  monitor  the
creditworthiness of those institutions under the Board's general supervision.

                  At the time of entering  into the  repurchase  agreement,  the bank or securities  dealer agrees to repurchase the  underlying  security at the same price, plus specified interest.  Repurchase  agreements are

                                      B-7

generally  for a short  period  of  time,  often  less  than a week.  Repurchase agreements  that do not provide for payment within seven days will be treated as illiquid securities.  Each Fund will only enter into repurchase agreements where
(i) the underlying  securities are of the type (excluding maturity  limitations)
which the Fund's investment guidelines would allow it to purchase directly; (ii)
the market  value of the  underlying  security  will at all times be equal to at least 102% of the value of the repurchase  agreement;  and (iii) payment for the underlying  security  is  made  only  upon  physical  delivery  or  evidence  of book-entry  transfer to the account of the Fund's  custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement,  the Fund could  experience both delays in liquidating the underlying security  and  losses,  including  (1)  possible  decline  in the  value  of the underlying security during the period while the Fund seeks to enforce its rights thereto;  (2) possible  subnormal  levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights.

                  LENDING OF FUND SECURITIES. In accordance with applicable law, each of the Cornerstone  Growth Fund, Focus 30 Fund and Cornerstone  Value Fund,
to earn additional income, may lend portfolio securities  (representing not more than  33-1/3%  of its  total  assets)  to  banks,  broker-dealers  or  financial institutions  that the  Manager  deems  qualified,  but only  when the  borrower maintains with each of these Fund's custodian bank collateral  either in cash or money market instruments in an amount equal to at least 102% of the market value of the securities loaned,  determined on a daily basis and adjusted accordingly.
There may be risks of delay in  recovery of the  securities  and capital or even loss of rights in the collateral  should the borrower of the securities  default on its  obligation  to return  borrowed  securities  because  of  insolvency  or otherwise.  However,  loans will only be made to borrowers deemed by the Manager to be  of  good  standing  and  when,  in  the  judgment  of  the  Manager,  the consideration  that can be earned currently from such securities loans justifies the  attendant  risk.  All  relevant  facts  and  circumstances,  including  the creditworthiness  of the broker,  dealer or  institution,  will be considered in making decisions with respect to the lending of securities, subject to review by the Board of  Directors.  During the period of the loan the Manager will monitor all relevant  facts and  circumstances,  including the  creditworthiness  of the borrower.  Each of the  Cornerstone  Growth Fund,  Focus 30 Fund and Cornerstone
Value Fund will retain  authority  to  terminate  any loan at any time.  Each of these Funds may pay reasonable  administrative  and custodial fees in connection with a loan and may pay a negotiated  portion of the interest earned on the cash or money  market  instruments  held as  collateral  to the  borrower  or placing broker. Each of the Cornerstone Growth Fund, Focus 30 Fund and Cornerstone Value
Fund  will  receive  reasonable  interest  on the  loan or a flat  fee  from the
borrower  and  amounts   equivalent   to  any   dividends,   interest  or  other
distributions on the securities  loaned.  Each of these Funds will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription  rights and rights to dividends,  interest or other  distributions, when regaining such rights is considered to be in the Fund's interest.

                  CASH AND  SHORT-TERM  SECURITIES.  Each  Fund may  temporarily invest a portion  of its total  assets in cash or liquid  short-term  securities pending  investment of such assets in  securities in accordance  with the Fund's investment strategy, or to pay expenses or meet redemption requests. The Manager generally  will  not use  investments  in cash  and  short-term  securities  for temporary defensive purposes.

                  Short-term  securities  in which the Funds may invest  include certificates  of deposit,  commercial  paper or  commercial  paper  master notes rated,  at the time of  purchase,  A-1 or A-2 by  Standard & Poor's  Corporation
("Standard & Poor's") or Prime-1 or Prime-2 by Moody's Investors  Service,  Inc.
("Moody's"),  U.S. Government  Securities,  repurchase agreements involving such securities  and shares of money market  mutual  funds.  Commercial  paper master notes are demand instruments  without a fixed maturity bearing interest at rates that are fixed to known  lending  rates  and  automatically  adjusted  when such lending rates change.

                  With respect to money market mutual funds,  in addition to the advisory  fees and other  expenses the Funds bear  directly in  connection  with their own operations,  as a shareholder of another  investment  company,  a Fund would bear its pro rata portion of the other investment  company's advisory fees and other expenses, and such fees and other expenses will be borne indirectly by that Fund's shareholders.

                                      B-8

                  The Manager does not expect assets  invested in cash or liquid short-term securities to exceed 5% of any Fund's total assets at any time.

                  BORROWING.  Each of the Funds,  except the Total  Return Fund, may borrow  money from banks for  extraordinary  or emergency  purposes  such as meeting anticipated  redemptions,  and may pledge assets in connection with such borrowing.  Each of the Cornerstone  Growth Fund,  Focus 30 Fund and Cornerstone
Value  Fund may  borrow  for such  purposes  in an amount up to 33% of its total assets,  while the Balanced Fund may borrow for such purposes in an amount up to
10% of its total assets. The borrowing policy is a fundamental policy of each of these Funds, which cannot be changed with respect to a Fund without  shareholder approval as described in "INVESTMENT RESTRICTIONS" above.

                  The  Total  Return  Fund  intends  to  borrow  for  investment
purposes.   Borrowing  for  investment  is  known  as   leveraging.   Leveraging
investments,  by purchasing  securities  with borrowed  money,  is a speculative technique,  which  increases  investment  risk,  but also  increases  investment opportunity.  Since  approximately  half of the Total Return  Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset  value per share of the Total  Return Fund when it  leverages  its investments  will increase more when the Total Return  Fund's  portfolio  assets increase  in value and  decrease  more when the Total  Return  Fund's  portfolio assets  decrease in value than would otherwise be the case.  Moreover,  interest costs on borrowings may fluctuate with changing market rates of interest and may partially  offset or exceed the returns on the  borrowed  funds.  Under  adverse conditions,  the Total Return Fund might have to sell  portfolio  securities  to meet interest or principal  payments at a time investment  considerations  would not favor such sales. The Total Return Fund intends to use leverage  whenever it is  able  to  borrow  on  terms  considered  by  its  investment  adviser  to be reasonable.

                  As required by the Act,  the Total  Return Fund must  maintain continuous asset coverage (total assets, including assets acquired with borrowed funds,  less  liabilities  exclusive  of  borrowings)  of  300%  of all  amounts borrowed.  If, at any time,  the value of the Total Return  Fund's assets should fail to meet this 300% coverage test,  the Total Return Fund,  within three days
(not including Sundays and holidays), will reduce the amount of the Total Return
Fund's   borrowings  to  the  extent  necessary  to  meet  this  300%  coverage.
Maintenance  of this  percentage  limitation may result in the sale of portfolio securities at a time when investment  considerations  otherwise indicate that it would be  disadvantageous to do so. Borrowing from a bank as a temporary measure for  extraordinary  or emergency  purposes are not subject to the foregoing 300%
asset coverage requirement.

                  The  Total  Return  Fund may  enter  into  reverse  repurchase agreements, which are considered to be borrowings under the Act. Under a reverse repurchase  agreement,  the Total  Return Fund sells  portfolio  securities  and agrees to  repurchase  them at an  agreed-upon  future date and price.  When the
Total Return Fund enters into a reverse repurchase  agreement,  it will maintain cash or liquid securities having a value equal to or greater than the repurchase price (including  accrued interest).  Reverse repurchase  agreements involve the risk that the market value of the  securities  sold by the Total Return Fund may decline below the price of the securities it is obligated to repurchase.

                                      B-9

                             DIRECTORS AND OFFICERS

                  As a Maryland  corporation,  the  business  and affairs of the
Hennessy  Funds are managed by its Officers  under the direction of its Board of
Directors. The name, age, address,  principal occupation(s) during the past five years, and other  information with respect to each of the Directors and Officers of the Hennessy Funds are as follows:

                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in the        Other
                             Positions  Term of Office                                                   Fund Complex  Directorships
                             Held with  and Length of                                                    Overseen by   Held by
                             the Funds  Time Served        Principal Occupation(s) During Past 5 Years   Director(1)   Director
                             ---------  -----------        -------------------------------------------   -----------   --------
"Disinterested Persons"

J. Dennis DeSousa            Director   Indefinite, until  Currently a real estate investor; owner of         5         None.
Age:  68                                successor elected  North Bay Television, Inc. from 1985 through
Address:                                                   1999.
c/o Hennessy Advisors, Inc.             8 years
The Courtyard Square
750 Grant Avenue, Suite 100
Novato, CA  94945

Robert T. Doyle              Director   Indefinite, until  Currently the Sheriff of Marin County,             5         None.
Age:  57                                successor elected  California (since 1996) and has been employed
Address:                                                   in the Marin County Sheriff's Office in
c/o Hennessy Advisors, Inc.             8 years            various capacities since 1969.
The Courtyard Square
750 Grant Avenue, Suite 100
Novato, CA  94945

Gerald P. Richardson         Director   Indefinite, until  Chief Executive Officer and owner of ORBIS         5         None.
Age:  58                                successor elected  Payment Services since January 2001; in 2000,
Address:                                                   Mr. Richardson was an independent consultant;
c/o Hennessy Advisors, Inc.             Newly elected      from January 1981 through December 1999, Mr.
The Courtyard Square                                       Richardson was a principal in the Fixed Income
750 Grant Avenue, Suite 100                                Department of MorganStanley, Inc.
Novato, CA  94945

--------------

(1)  The  Cornerstone  Growth  Fund,  Focus 30  Fund,  Cornerstone  Value  Fund,
     Hennessy Total Return Fund and Balanced Fund are the only funds in the fund complex.

                                      B-10

                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in the        Other
                             Positions  Term of Office                                                   Fund Complex  Directorships
                             Held with  and Length of                                                    Overseen by   Held by
                             the Funds  Time Served        Principal Occupation(s) During Past 5 Years   Director(1)   Director
                             ---------  -----------        -------------------------------------------   -----------   --------

"Interested Persons" (as defined in the 1940 Act)

Neil J. Hennessy(2)          Director   Director:          President and Portfolio Manager of Hennessy        5         Director of
Age:  48                     and        Indefinite, until  Advisors, Inc., the Funds' investment adviser,               Hennessy
Address:                     President  successor elected  since 1989; President of the Hennessy Funds                  Advisors,
c/o Hennessy Advisors, Inc.                                since 1996.                                                  Inc.
The Courtyard Square                    8 years
750 Grant Avenue, Suite 100
Novato, CA  94945                       Officer:
                                        1 year term

                                        7 years

Frank Ingarra, Jr. (2)       Assistant  1 year term        Assistant Portfolio Manager for Hennessy           N/A       None.
Age:  33                     Portfolio                     Advisors, Inc., the Funds' investment adviser,
Address:                     Manager    2 years            from March 2002 to the present; from August
c/o Hennessy Advisors, Inc.  and Vice                      2000 through March 2002, Mr. Ingarra was the
The Courtyard Square         President                     Head Trader for Hennessy Advisors, Inc.; from
750 Grant Avenue, Suite 100                                August 2002 to the present, Mr. Ingarra has
Novato, CA  94945                                          been a Vice President of the Hennessy Funds;
                                                           from July 1999 through August 2000, Mr. Ingarra
                                                           was the Vice President and lead trader for
                                                           O'Shaughnessy Capital Management; and from
                                                           May 1998 through July 1999, Mr. Ingarra was
                                                           an Assistant Vice President and Equity Trader
                                                           for O'Shaughnessy Capital Management.

Harry F. Thomas(2)           Chief      1 year term        Chief Compliance Officer for Hennessy Advisors,    N/A       None.
Age:  58                     Compliance                    Inc., the Funds' investment adviser, since
Address:                     Officer    Newly appointed    2004; retired business executive from 2001
c/o Hennessy Advisors, Inc.                                through 2004; director of the Funds from 2000
The Courtyard Square                                       through 2004; Managing Director of Emplifi,
750 Grant Avenue, Suite 100                                Inc., a consulting firm, from 1999 through
Novato, CA  94945                                          2001; and Vice President and Manager of
                                                           Employee Benefit Trust Operation of Wells
                                                           Fargo Bank from 1997 through 1999.

---------------

(1)  The  Cornerstone  Growth  Fund,  Focus 30  Fund,  Cornerstone  Value  Fund,
     Hennessy Total Return Fund and Balanced Fund are the only funds in the fund complex.

(2)  All  Officers  of the  Hennessy  Funds and  employees  of the  Manager  are interested persons (as defined in the 1940 Act) of the Hennessy Funds.

                                      B-11

                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in the        Other
                             Positions  Term of Office                                                   Fund Complex  Directorships
                             Held with  and Length of                                                    Overseen by   Held by
                             the Funds  Time Served        Principal Occupation(s) During Past 5 Years   Director(1)   Director
                             ---------  -----------        -------------------------------------------   -----------   --------

"Interested Persons" (as defined in the 1940 Act)

Ana Miner(2)                 Vice       1 year term        Has been employed by Hennessy Advisors, Inc.,      N/A       None.
Age:  46                     President                     the Funds' investment adviser, since 1998;
Address:                     of         6 years            from 1990 through 1998, Ms. Miner was employed
c/o Hennessy Advisors, Inc.  Operations                    as an institutional sales assistant by Merrill
The Courtyard Square                                       Lynch Capital Markets.
750 Grant Avenue, Suite 100
Novato, CA  94945

Teresa M. Nilsen(2)          Executive  1 year term        Currently Executive Vice President, Chief          N/A       Director of
Age:  38                     Vice                          Financial Officer and Secretary of Hennessy                  Hennessy
Address:                     President  8 years            Financial the Funds' investment adviser; Ms.                 Advisors,
c/o Hennessy Advisors, Inc.  and                           Nilsen has been the corporate secretary and a                Inc.
The Courtyard Square         Treasurer                     financial officer of Hennessy Advisors, Inc.
750 Grant Avenue, Suite 100                                since  1989; Ms. Nilsen has been an officer of
Novato, CA  94945                                          the Hennessy Funds since 1996, currently she is
                                                           Hennessy Funds since 1996, Treasurer.

Daniel B. Steadman(2)        Executive  1 year term        Executive Vice President of Hennessy Advisors,     N/A       Director of
Age:  48                     Vice                          Inc., the Funds' investment adviser, from 2000               Hennessy
Address:                     President  5 years            to the present; Vice President of Westamerica                Advisors,
c/o Hennessy Advisors, Inc.  and                           Bank from 1995 through 2000; Mr. Steadman has                Inc.
The Courtyard Square         Secretary                     been Executive Vice President and Secretary of
750 Grant Avenue, Suite 100                                the Hennessy Funds since 2000.
Novato, CA  94945

---------------

(1)  The  Cornerstone  Growth  Fund,  Focus 30  Fund,  Cornerstone  Value  Fund,
     Hennessy Total Return Fund and Balanced Fund are the only funds in the fund complex.

(2)  All  Officers  of the  Hennessy  Funds and  employees  of the  Manager  are interested persons (as defined in the 1940 Act) of the Hennessy Funds.

                                      B-12

                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in the        Other
                             Positions  Term of Office                                                   Fund Complex  Directorships
                             Held with  and Length of                                                    Overseen by   Held by
                             the Funds  Time Served        Principal Occupation(s) During Past 5 Years   Director(1)   Director
                             ---------  -----------        -------------------------------------------   -----------   --------

Tania A. Kelley(2)           Vice       1 year term        Has been employed by Hennessy Advisors, Inc.,      N/A       None.
Age: 39                      President                     the Funds' investment adviser, since October
Address:                     of         2 years            2003; Director of Sales and Marketing for
c/o Hennessy Advisors, Inc.  Marketing                     Comcast from 2002 through 2003; from 1999 to
The Courtyard Square                                       2002, Ms. Kelley was Director of Sales and
750 Grant Avenue, Suite 100                                Marketing for AT&T.
Novato, CA  94945

Brian Peery(2)               Vice       1 year term        Has been employed by Hennessy Advisors, Inc.,      N/A       None.
Age: 35                      President                     the Funds' investment adviser, since June
Address:                     of Sales   3 years            2002; Vice President of Institutional Sales
c/o Hennessy Advisors, Inc.                                and Senior Analyst with Brad Peery Inc. from
The Courtyard Square                                       June 2000 to June 2002; from 1996 to 2002, Mr.
750 Grant Avenue, Suite 100                                Peery worked for Haywood Securities where has
Novato, CA  94945                                          was a Vice President.

---------------

(1)    The  Cornerstone  Growth  Fund,  Focus 30 Fund,  Cornerstone  Value Fund,
       Hennessy  Total Return Fund and  Balanced  Fund are the only funds in the fund complex.

(2)    All  Officers  of the  Hennessy  Funds and  employees  of the Manager are interested persons (as defined in the 1940 Act) of the Hennessy Funds.

                                      B-13

                  Pursuant to the terms of the Management Agreements (as defined below)  with  HMFI and HFI,  the  Manager,  on  behalf  of the  Funds,  pays the compensation  of all Officers and  Directors who are  affiliated  persons of the
Manager.

                  The  Hennessy  Funds  pay  Directors  who are  not  interested persons of the Funds  (each,  a  "Disinterested  Director")  fees for serving as
Directors.  Specifically, HMFI pays each Disinterested Director a $2,250 fee for each  meeting  of  the  Board  of  Directors  attended,  of  which  each  of the
Cornerstone  Growth  Fund,  Focus  30  Fund  and  Cornerstone  Value  Fund  pays one-third.  HFI pays each Disinterested  Director a $500 fee for each meeting of the Board of  Directors  attended,  of which each of the Total  Return  Fund and
Balanced  Fund  each  pays  one-half.  The  Hennessy  Funds  may also  reimburse
Directors for travel expenses  incurred in order to attend meetings of the Board of Directors.

                  The table  below sets forth the  compensation  paid by HMFI to each of the  current  Directors  of HMFI for  services as  directors  during the period  from  October 1, 2004  through  October 31, 2004 and for the fiscal year ended September 30, 2004:

                               COMPENSATION TABLE

                                                                Pension or                               Total
                                                                Retirement          Estimated         Compensation
                                          Aggregate          Benefits Accrued        Annual          from HMFI and
               Name                      Compensation           As Part of        Benefits Upon     Fund Complex (1)
             of Person                    from HMFI           Fund Expenses        Retirement      Paid to Directors
             ---------                    ---------           -------------        ----------      -----------------

"Disinterested Persons"

J. Dennis DeSousa                            $_____                  $0               $0                  $_____
   Period ended Oct. 31, 2004               $10,050                  $0               $0                 $14,650
   Year ended Sept. 30, 2004

Robert T. Doyle                              $_____                  $0               $0                  $_____
   Period ended Oct. 31, 2004               $10,050                  $0               $0                 $14,650
   Year ended Sept. 30, 2004

Harry F Thomas(2)                            $_____                  $0               $0                  $_____
   Period ended Oct. 31, 2004                $3,300                  $0               $0                  $4,900
   Year ended Sept. 30, 2004

Gerald P. Richardson(3)                      $_____                  $0               $0                  $_____
   Period ended Oct. 31, 2004                $6,750                  $0               $0                  $9,750
   Year ended Sept. 30, 2004

                                      B-14

                                                                Pension or                               Total
                                                                Retirement          Estimated         Compensation
                                          Aggregate          Benefits Accrued        Annual          from HMFI and
               Name                      Compensation           As Part of        Benefits Upon     Fund Complex (1)
             of Person                    from HMFI           Fund Expenses        Retirement      Paid to Directors
             ---------                    ---------           -------------        ----------      -----------------

"Interested Persons" (as defined in the 1940 Act)

Neil J. Hennessy                                 $0                  $0               $0                      $0
   Period ended Oct. 31, 2004                    $0                  $0               $0                      $0
   Year ended Sept. 30, 2004

------------------------------------

(1)  The Cornerstone  Growth Fund, Focus 30 Fund,  Cornerstone Value Fund, Total
     Return Fund and Balanced Fund are the only funds in the fund complex.

(2)  Harry F.  Thomas  resigned as a director  of the  Hennessy  Funds as of May
     2004.

(3)  Gerald P.  Richardson  became a director  of the  Hennessy  Funds as of May
     2004.

                  The table  below  sets forth the  compensation  paid by HFI to each of the current Directors of HFI for services as directors during the period from July 1, 2004  through  October  31, 2004 and for the fiscal year ended June
30, 2004:

                               COMPENSATION TABLE

                                                                Pension or                               Total
                                                                Retirement          Estimated         Compensation
                                          Aggregate          Benefits Accrued        Annual           from HFI and
               Name                      Compensation           as Part of        Benefits Upon     Fund Complex (1)
             of Person                     from HFI           Fund Expenses        Retirement      Paid to Directors
             ---------                     --------           -------------        ----------      -----------------

"Disinterested Persons"

J. Dennis DeSousa                            $_____                  $0               $0                  $_____
   Period ended Oct. 31, 2004                $3,400                  $0               $0                  $7,750
   Year ended June 30, 2004

Robert T. Doyle                              $_____                  $0               $0                  $_____
   Period ended Oct. 31, 2004                $3,400                  $0               $0                  $7,750
   Year ended June 30, 2004

Harry F Thomas(2)                            $_____                  $0               $0                  $_____
   Period ended Oct. 31, 2004                $2,800                  $0               $0                  $7,850
   Year ended June 30, 2004

Gerald P. Richardson(3)                      $_____                  $0               $0                  $_____
   Period ended Oct. 31, 2004                $1,000                  $0               $0                  $3,250
   Year ended June 30, 2004

                                      B-15

                                                                Pension or                               Total
                                                                Retirement          Estimated         Compensation
                                          Aggregate          Benefits Accrued        Annual           from HFI and
               Name                      Compensation           as Part of        Benefits Upon     Fund Complex (1)
             of Person                     from HFI           Fund Expenses        Retirement      Paid to Directors
             ---------                     --------           -------------        ----------      -----------------

"Interested Persons" (as defined in the 1940 Act)

Neil J. Hennessy                              $0                    $0                 $0                  $0
   Period ended Oct. 31, 2004                 $0                    $0                 $0                  $0
   Year ended June 30, 2004

------------------------------------

(1)  The Cornerstone  Growth Fund, Focus 30 Fund,  Cornerstone Value Fund, Total
     Return Fund and Balanced Fund are the only funds in the fund complex.

(2)  Harry F.  Thomas  resigned as a director  of the  Hennessy  Funds as of May
     2004.

(3)  Gerald P.  Richardson  became a director  of the  Hennessy  Funds as of May
     2004.

                  Because   the   Manager   and   the   Administrator    perform
substantially all of the services  necessary for the operation of the Funds, the
Funds require no employees.  No officer,  director or employee of the Manager or the  Administrator  receives  any  compensation  from the Funds for  acting as a
Director or Officer.

               OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS

                  As of February  __, 2005,  the  Officers and  Directors of the
Hennessy  Funds as a group (9 persons) owned an aggregate of less than 1% of the outstanding shares of each Fund.

                  As of February __, 2005, the following shareholders owned more than 5% of the outstanding voting securities of:

Cornerstone Growth Fund:

         Charles Schwab & Co., Inc.                                                                       ____%
         San Francisco, CA 94104-4122

         National Financial Services LLC                                                                  ____%
         New York, NY 10281-1003

Focus 30 Fund:

         Charles Schwab & Co., Inc., for the Exclusive Benefit of Customers                               ____%
         San Francisco, CA 94104-4122

         National Financial Services LLC, for the Exclusive Benefit of Customers                          ____%
         New York, NY 10281-1003

         National Investor Services FBO, for the Exclusive Benefit of Customers                           ____%
         New York, NY 10041-0028

Cornerstone Value Fund:

         Charles Schwab & Co., Inc.                                                                       ____%
         San Francisco, CA 94104-4122

         National Financial Services LLC                                                                  ____%
         New York, NY 10281-1003

                                      B-16

Total Return Fund:

         Charles Schwab & Co. Inc.                                                                        ____%
         Special Custody Account for Customers
         San Francisco, CA  94104-4122

         National Financial Services Corp.                                                                ____%
         FBO Customers
          New York, NY  10281-5500

Balanced Fund:

         Charles Schwab & Co. Inc.                                                                        ____%
         Special Custody Account for Customers
         San Francisco, CA  94104-4122

         Carl Jacobson & Earl Hamlow Trust                                                                ____%
         Novato, CA  94949-5603

                  The  following  table sets  forth the  dollar  range of equity securities  beneficially  owned by each Director in the Funds as of December 31,
2004:

                                                                                                                 Aggregate Dollar
                                                                                                                  Range of Equity
                                                                                                                 Securities in All
                                                                                                                    Registered
                      Dollar Range of    Dollar Range of    Dollar Range of                    Dollar Range    Investment Companies
                     Equity Securities        Equity            Equity       Dollar Range of     of Equity     Overseen by Director
                           in the         Securities in      Securities in  Equity Securities  Securities in       in Family of
    Name                Cornerstone         the Focus      the Cornerstone     in the Total    the Balanced         Investment
of Director             Growth Fund          30 Fund          Value Fund       Return Fund         Fund            Companies(1)
-----------             -----------          -------          ----------       -----------         ----            ------------

"Disinterested Persons"

J. Dennis DeSousa              $0-10,000       $0-10,000       $0-10,000                $0              $0       $10,001-50,000

Robert T. Doyle                       $0              $0              $0    $10,001-50,000              $0       $10,001-50,000

Harry F. Thomas(2)         Over $100,000              $0              $0                $0              $0        Over $100,000

Gerald P. Richardson(3)   $10,001-50,000  $10,001-50,000  $10,001-50,000    $10,001-50,000  $10,001-50,000        Over $100,000

"Interested Persons" (as defined in the 1940 Act)

Neil J. Hennessy          $10,001-50,000  $10,001-50,000  $10,001-50,000   $50,001-100,000  $10,001-50,000      $50,001-100,000

------------------------------

(1)  The Cornerstone  Growth Fund, Focus 30 Fund,  Cornerstone Value Fund, Total
     Return Fund and Balanced Fund are the only funds in the fund complex.

(2)  Harry F.  Thomas  resigned as a director  of the  Hennessy  Funds as of May
     2004.

(3)  Gerald P.  Richardson  became a director  of the  Hennessy  Funds as of May
     2004.

                                      B-17

                  None of the Directors who are Disinterested  Directors, or any
members of their immediate family, own shares of the Manager or companies, other than registered investment companies, controlled by or under common control with the Manager.

                             MANAGEMENT OF THE FUNDS

                  THE MANAGER.  Effective June 30, 2000, Hennessy Advisors, Inc.
(formerly  Edward  J.  Hennessy,   Incorporated)   (the  "Manager")  became  the
investment  manager to the Cornerstone  Growth Fund and  Cornerstone  Value Fund
when Netfolio,  Inc.  (formerly  O'Shaughnessy  Capital  Management,  Inc.) sold certain of its assets and licensed  certain of its proprietary  processes to the
Manager.  The new management  agreement was approved by the  shareholders of the
Cornerstone  Growth Fund and Cornerstone  Value Fund on June 30, 2000. The Focus
30 Fund was added to the  management  agreement  effective  July 22, 2003 and it commenced operations on September 17, 2003.

                  Prior to February  28,  2002,  the  investment  adviser to the
Balanced Fund and the Total Return Fund were The Hennessy  Management  Co., L.P.
and The Hennessy  Management  Co. 2, L.P.,  respectively.  Each of these limited partnerships was controlled by its general  partner,  Hennessy  Advisors,  Inc., which is in turn  controlled  by Neil J.  Hennessy.  On February 28, 2002,  each limited  partnership merged into the Manager.,  in a transaction not involving a
"change  of  control"  for  purposes  of the Act,  and the  Manager  became  the investment  manager to the Total Return Fund and Balanced  Fund.  The  Manager's
address is The Courtyard Square, 750 Grant Avenue, Suite 100, Novato, California
94945. Neil J. Hennessy is primarily  responsible for the day-to-day  management of each Fund's portfolio and for developing and executing each Fund's investment program.  Neil J. Hennessy  also  controls the Manager  through the ownership of
40.1% of the outstanding voting securities of the Manager.

                  The  Manager  acts as the  investment  manager  of  each  Fund pursuant to separate management agreements with HMFI and HFI (collectively,  the
"Management  Agreements").  Under the  Management  Agreements,  the  Manager  is
entitled to an investment  advisory fee in respect of each Fund,  computed daily and payable monthly,  at the annual rate of each Fund's average daily net assets as shown below:

   Cornerstone Growth Fund                               0.74%
   Focus 30 Fund                                         1.00%
   Cornerstone Value Fund                                0.74%
   Total Return Fund                                     0.60%
   Balanced Fund                                         0.60%

                  Pursuant  to  the  Management   Agreements,   the  Manager  is
responsible  for  investment  management  of each Fund's  portfolio,  subject to general oversight by the Board of Directors,  and provides the Funds with office space.  In addition,  the Manager is obligated to keep certain books and records of the Funds.  In connection  therewith,  the Manager  furnishes  each Fund with those ordinary clerical and bookkeeping services that are not being furnished by the Funds' custodian, administrator or transfer agent.

                  Under the terms of the Management Agreements,  each Fund bears all expenses incurred in its operation that are not specifically  assumed by the
Manager,  the  Administrator  (as defined below) or the  Distributor (as defined below)  (other  than  pursuant  to the 12b-1 plan of the Total  Return  Fund and
Balanced  Fund).  General  expenses  of the Funds not  readily  identifiable  as belonging  to one of the  Funds  are  allocated  among the Funds by or under the direction of the Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by each Fund include, but are not limited to, the following (or the Fund's  allocated  share of the  following):  (i) the cost
(including brokerage commissions, if any) of securities

                                      B-18

purchased or sold by the Fund and any losses  incurred in connection  therewith;
(ii) investment management fees; (iii) organizational expenses; (iv) filing fees and expenses  relating to the registration  and  qualification of HMFI or HFI or the shares of a Fund under federal or state  securities  laws and maintenance of such  registrations  and  qualifications;  (v)  fees  and  expenses  payable  to
Disinterested  Directors;  (vi) taxes  (including any income or franchise taxes)
and governmental  fees;  (vii) costs of any liability,  directors' and officers'
insurance and fidelity bonds;  (viii) legal,  accounting and auditing  expenses;
(ix) charges of  custodian,  transfer  agent and other  agents;  (x) expenses of setting in type and providing a  camera-ready  copy of the Fund  Prospectus  and supplements  thereto,  expenses  of setting in type and  printing  or  otherwise reproducing  statements of additional  information and  supplements  thereto and reports and proxy materials for existing  shareholders;  (xi) any  extraordinary expenses  (including fees and disbursements of counsel) incurred by HMFI or HFI, as applicable, or the Fund; (xii) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations;  and
(xiii) costs of meetings of shareholders.  The Manager may voluntarily waive its management  fee or subsidize  other Fund  expenses.  This may have the effect of increasing a Fund's return.

                  Under  the  Management  Agreements,  the  Manager  will not be liable for any error of judgment  or mistake of law or for any loss  suffered by
HMFI,  HFI or any Fund in  connection  with the  performance  of the  Management
Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the  performance  of its duties or from reckless disregard of its duties and obligations thereunder.

                  The  Management  Agreements  have an initial term of two years and may be renewed from year to year  thereafter so long as such  continuance is specifically  approved at least annually in accordance with the  requirements of the 1940 Act. Each Management  Agreement  provides that it will terminate in the event of its assignment (as defined in the 1940 Act). The Management  Agreements may be  terminated  by HMFI or HFI with respect to a Fund or by the Manager upon
60 days' prior written notice.

                  During the period of October 1, 2004 through  October 31, 2004 and  for the  fiscal  years  ended  September  30,  2004,  2003  and  2002,  the
Cornerstone  Growth  Fund,  Focus 30 Fund and  Cornerstone  Value  Fund paid the following fees to the Manager pursuant to the Management Agreement. For the same period, the Manager did not reimburse fees and expenses of any of the Funds.

                          Advisory Fees Paid to Advisor
                          -----------------------------

                               Period Ended              Fiscal Year Ended September 30,
                            October 31, 2004          2004             2003             2002
                            ----------------          ----             ----             ----

Cornerstone Growth Fund     $____________           $6,575,291       $3,912,311       $1,764,403
Focus 30 Fund               $____________           $  487,961       $   12,191             N/A*
Cornerstone Value Fund      $____________           $  931,767       $  137,687       $  147,106

-------------

* The Focus 30 Fund commenced  operations on September 17, 2003 when it acquired the assets of, and assumed the  liabilities  of, the SYM Select Growth Fund, a former  series of Advisors  Series Trust.  The Manager was not the  investment manager to the SYM Select Growth Fund.

                                      B-19

                  During the period of July 1, 2004 through October 31, 2004 and for the fiscal years ended June 30, 2004,  2003 and 2002,  the Total Return Fund and  Balanced  Fund  paid the  following  fees to the  Manager  pursuant  to the
Management Agreement.

                               Period Ended                 Fiscal Year Ended June 30,
                            October 31, 2004          2004             2003             2002
                            ----------------          ----             ----             ----

Total Return Fund           $____________          $165,536(1)       $19,533(1)       $     0(1)
Balanced Fund               $____________          $117,925          $89,043          $92,766

-------------

(1)During the fiscal  years ended June 30, 2004,  2003 and 2002,  the Manager or its  predecessor  earned  management  fees of $232,795,  $27,310 and $19,800, respectively,  from the Total  Return Fund and for the fiscal year ended June
   30, 2004 reimbursed  $67,259 of such fees, for the fiscal year ended June 30,
   2003 waived  $7,777 of such fees and for the fiscal year ended June 30, 2002, waived all of such fee.

                  In  reapproving  the  Management  Agreements,   the  Board  of
Directors  considered  a number of factors,  including,  but not limited to, the following:

     o    Services  Rendered  by  the  Manager.  The  Directors  considered  the services  that the  Manager  would  provide  to the  Funds,  including portfolio management,  monitoring,  evaluation and shareholder service and providing  other key Fund personnel such as officers and the Chief
          Compliance  Officer.   The  Directors  considered  these  services  in
          comparison with the services provided by investment  managers to other mutual funds with similar investment strategies.

     o    Condition of the Manager.  The Directors considered the quality of the
          Manager's personnel, operations and financial condition.

     o    Prior  Fund  Performance.  The  Directors  considered  the  historical performance  of the Funds and of other funds with  similar  investment strategies.

     o    Investment  Management  Fees.  The Directors  considered the fees that other mutual funds pay to investment  managers with similar investment strategies  and concluded  that the proposed fee was  consistent  with what other mutual funds pay.

     o    Total  Expense  Ratios.  The  Directors  considered  the total expense ratios  of  other  funds  of  similar  size  with  similar  investment strategies to the expense ratios of the Funds.

                  Based upon its review,  the Board  concluded  that the Manager had the  capabilities,  resources  and  personnel  necessary to manage the Funds effectively. Further, the Board concluded that based on the services the Manager
would  be  required  to  render  under  the  Management  Agreements,   that  the
compensations to be paid to the Manager was fair and reasonable. Thus, the Board of Directors  concluded  that it would be in the best  interests of the Funds to continue the Management Agreements with the Manager.

                                      B-20

                  The Cornerstone  Growth Fund and  Cornerstone  Value Fund have entered into a Servicing Agreement with the Manager (the "Servicing Agreement").
Pursuant to the  Servicing  Agreement,  the Manager will provide  administrative support services to these Funds consisting of:

     o    maintaining an "800" number that current  shareholders may call to ask questions about the Cornerstone Growth Fund and Cornerstone Value Fund or their accounts with these Funds;

     o    assisting shareholders in processing exchange and redemption requests;

     o    assisting   shareholders  in  changing   dividend   options,   account
          designations and addresses;

     o    responding generally to questions of shareholders; and

     o    providing such other similar  services as the Cornerstone  Growth Fund and Cornerstone Value Fund may request.

                  For such  services,  each of the  Cornerstone  Growth Fund and
Cornerstone  Value Fund pays an annual fee to the Manager  equal to 0.10% of its average daily net assets.

                  The Servicing Agreement may be terminated with respect to each of the  Cornerstone  Growth  Fund and  Cornerstone  Value  Fund by either  party thereto  upon  sixty  days'  written  notice  to the  other  party,  and will be terminated if its continuance is not approved with respect to each Fund at least annually  by a  majority  of those  Directors  who are not  parties  thereto  or
"interested persons" (as defined in the 1940 Act) of any such party.

                  During the period of October 1, 2004 through  October 31, 2004 and the fiscal years ended September 30, 2004 and 2003, the  Cornerstone  Growth
Fund and Cornerstone  Value Fund paid the following fees to the Manager pursuant to the Servicing Agreement.

                               Period Ended         Year Ended September 30,
                             October 31, 2004      2004                2003
Cornerstone Growth Fund   $____________           $888,553           $528,691
Cornerstone Value Fund    $____________           $125,915           $ 18,606

                  THE  ADMINISTRATOR.  U.S.  Bancorp  Fund  Services,  LLC  (the
"Administrator"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administration  services to the Funds  pursuant to separate Fund  Administration
Servicing  Agreements  with  HMFI  and HFI  (collectively,  the  "Administration
Agreements").  The Administration Agreements provide that the Administrator will furnish  the Funds  with  various  administrative  services  including,  but not limited  to, (i) the  preparation  and  coordination  of reports to the Board of
Directors;  preparation  and filing of securities and other  regulatory  filings
(including state securities filings); (ii) marketing materials,  tax returns and shareholder reports; (iii) review and payment of Fund expenses;  (iv) monitoring and  oversight of the  activities  of the Funds' other  servicing  agents (i.e., transfer agent, custodian, accountants, etc.); (v) maintaining books and records of the Funds; and (vi)  administering  shareholder  accounts.  In addition,  the
Administrator  may provide personnel to serve as officers of the Hennessy Funds.
The salaries and other  expenses of providing  such  personnel  are borne by the
Administrator.   Under  the  Administration  Agreements,  the  Administrator  is
required to exercise

                                      B-21

reasonable care and is not liable for any error of judgment or mistake of law or for any loss suffered by the Hennessy Funds in connection  with its  performance as Administrator, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the  Administrator  in the  performance  of its duties under the Administration Agreements.

                  Prior to July 1, 2002,  for its  services,  each Fund paid the
Administrator  an annual  fee,  paid  monthly,  equal to 0.08% of the first $200 million of such Fund's average daily net assets,  0.07% on the next $500 million of such Fund's  average daily net assets and 0.05% of such Fund's  average daily net assets in excess of $700 million.  Effective  July 1, 2002, for all services provided  pursuant to the  Administration  Agreement,  Fund Accounting  Services
Agreement  (see  below),  Custodian  Agreement  (see below) and  Transfer  Agent
Agreement (see below),  the Administrator  and its affiliates  receive from each
Fund an annual fee,  paid  monthly,  equal to 0.27% of the first $500 million of such Fund's  average daily net assets,  0.25% of the next  $250 million  of such
Fund's  average daily net assets,  0.23% of the next $250 million of such Fund's average  daily net assets and 0.21% of such Fund's  average  daily net assets in excess of $1 billion. Each Administration  Agreement will remain in effect until terminated by either party. Each  Administration  Agreement may be terminated at any time, without the payment of any penalty,  by the Board of Directors of HMFI and HFI upon the giving of 90 days' written notice to the  Administrator,  or by the Administrator  upon the giving of 90 days' written notice to HMFI or HFI, as applicable.

                  During the period of October 1, 2004 through  October 31, 2004 and  for the  fiscal  years  ended  September  30,  2004,  2003  and  2002,  the
Administrator  received the  following  amount in  administration  fees from the
Cornerstone  Growth Fund, Focus 30 Fund and Cornerstone Value Fund and waived no fees.

                   Administration Fees
                   -------------------

October 31, 2004                              $________
September 30, 2004                           $2,757,289
September 30, 2003                           $1,465,075
September 30, 2002                          $   393,948

                  During the period of July 1, 2004 through October 31, 2004 and for the fiscal  years  ended June 30,  2004,  2003 and 2002,  the  Administrator received the following amount in administration  fees from the Total Return Fund and Balanced Fund and waived no fees.

                   Administration Fees
                   -------------------

October 31, 2004                              $________
September 30, 2004                             $157,743
September 30, 2003                              $51,537
September 30, 2002                              $55,480

                  ACCOUNTING SERVICES AGREEMENT. The Administrator also provides fund  accounting  services to the Funds  pursuant to  separate  Fund  Accounting
Servicing  Agreements  with HMFI and HFI  (collectively,  the  "Fund  Accounting
Servicing Agreements"). Prior to July 1, 2002, for its accounting services, each
Fund paid the  Administrator  an annual fee, paid monthly,  equal to $22,000 for the

                                      B-22

first $40 million of such  Fund's  average  daily net assets,  0.01% on the next
$200 million of such Fund's  average  daily net assets and 0.005% on such Fund's average  daily net  assets  exceeding  $240  million.  The  Funds  also paid the
Administrator  for  certain of its  out-of-pocket  expenses,  including  pricing expenses. Effective July 1, 2002, for its accounting services, the Administrator and its affiliates are entitled to receive annual fees,  payable monthly,  based on the fee schedule set forth above under "THE ADMINISTRATOR." During the fiscal year ended  September  30,  2002,  the  Administrator  received  $48,524 in fund accounting  fees from the Cornerstone  Growth Fund and  Cornerstone  Value Fund.
During the fiscal year ended June 30, 2002, the  Administrator  received $66,058 in fund accounting fees from the Total Return Fund and Balanced Fund.

                  TRANSFER AGENT AND CUSTODIAN.  U.S. Bancorp Fund Services, LLC
(the "Transfer Agent"),  615 East Michigan Street,  Milwaukee,  Wisconsin 53202,
serves as  transfer  agent for the Funds  pursuant to  separate  Transfer  Agent
Agreements with HMFI and HFI  (collectively,  the "Transfer Agent  Agreements").
Under the Transfer Agent Agreements,  the Transfer Agent has agreed to issue and
redeem  shares  of  each  Fund,  make  dividend  and  other   distributions   to
shareholders of each Fund,  respond to  correspondence  by Fund shareholders and others relating to its duties,  maintain  shareholder accounts and make periodic reports to the Funds.

                  U.S. Bank,  National  Association (the "Custodian"),  615 East
Michigan Street,  Milwaukee,  Wisconsin 53202, serves as custodian for the Funds pursuant to separate Custodian  Agreements with HMFI and HFI (collectively,  the
"Custodian  Agreements").  The Custodian and the Administrator are affiliates of each other.  Under the Custodian  Agreements,  the Custodian will be responsible for, among other things,  receipt of and  disbursement  of funds from the Funds'
accounts,  establishment  of  segregated  accounts as  necessary,  and transfer, exchange and delivery of Fund portfolio securities.

                  THE DISTRIBUTOR. Quasar Distributors, LLC (the "Distributor"),
615 East Michigan Street,  Milwaukee,  Wisconsin 53202 serves as the distributor for the Funds  pursuant to separate  Distribution  Agreements  with HMFI and HFI
(collectively,   the  "Distribution   Agreements").   The  Distributor  and  the
Administrator are affiliates of each other.  Under the Distribution  Agreements, the Distributor provides, on a best efforts basis, distribution-related services to each Fund in connection  with the  continuous  offering of the Funds' shares.
The   Distributor   may  distribute  the  shares  of  the  Funds  through  other broker-dealers with which it has entered into agreements.  For its services, the
Cornerstone  Growth  Fund,  Focus 30 Fund and  Cornerstone  Value  Fund paid the
Distributor  the  following  fees during the period from October 1, 2004 through
October 31, 2004 and for the fiscal years ended  September  30,  2004,  2003 and
2002.

                    Distribution Fees
                    -----------------

October 31, 2004                             $  _______
September 30, 2004                           $  106,067
September 30, 2003                           $   54,822
September 30, 2002                           $   25,261

                  HFI has adopted a Service and  Distribution  Plan (the "Plan")
for the benefit of the Total Return Fund and Balanced Fund in anticipation  that these Funds will benefit from the Plan through  increased sales of their shares, thereby  reducing each of these Fund's expense ratio and providing an asset size that allows the Manager greater  flexibility in management.  The Plan authorizes payments  by the Total  Return Fund and  Balanced  Fund in  connection  with the distribution  of their shares at an annual rate, as determined from time to time by the Board of Directors of HFI, of up to 0.25% of each of these Fund's average daily net  assets.  Payments  made  pursuant to the Plan may only be used to pay distribution  expenses  actually  incurred.  Amounts  paid under the Plan by the
Total Return Fund and Balanced  Fund may be spent on any  activities or

                                      B-23

expenses  primarily  intended  to result  in the sale of shares of these  Funds, including, but not limited to, advertising, compensation for sales and marketing
activities   of   financial   institutions   and  others  such  as  dealers  and
distributors,  shareholder  account  servicing,  the  printing  and  mailing  of prospectuses to other than current  shareholders and the printing and mailing of sales  literature.  The Plan permits the Total Return Fund and Balanced  Fund to employ a distributor of their shares, in which event payments under the Plan may be made to the distributor and may be spent by the distributor on any activities or expenses  primarily intended to result in the sale of shares of each of these
Funds,  including,  but not limited to, compensation to, and expenses (including overhead and telephone  expenses) of, employees of the distributor who engage in or  support  distribution  of the  shares of each of these  Funds,  printing  of prospectuses and reports for other than existing  shareholders,  advertising and preparation and distribution of sales literature.  Allocation of overhead (rent, utilities,  etc.) and salaries will be based on the  percentage of  utilization, and time devoted to, distribution activities.

                  During the period from July 1, 2004 through  October 31, 2004, the Total Return Fund incurred  distribution  costs of $_____ under the Plan. Of this amount,  $_____ was spent on advertising,  $_____ was spent on printing and mailing of prospectuses to other than current  shareholders,  $_____ was paid as compensation to underwriters, $_____ was paid as compensation to broker-dealers,
$_____ was paid as  compensation to sales  personnel,  $_____ was spent on other items,  and $_____ was retained by Quasar  Distributors,  LLC. During the period from  July 1,  2004  through  October  31,  2004,  the  Balanced  Fund  incurred distribution costs of $_____ under the Plan. Of this amount, $_____ was spent on advertising,  $_____ was spent on printing and mailing of  prospectuses to other than current  shareholders,  $_____ was paid as  compensation  to  underwriters,
$_____  was  paid  as  compensation  to  broker-dealers,   $_____  was  paid  as
compensation to sales personnel, $_____ was spent on other items, and $_____ was retained by Quasar Distributors, LLC.

                  During the fiscal year ended June 30,  2004,  the Total Return
Fund  incurred  distribution  costs of $96,923  under the Plan.  Of this amount,
$65,669  was spent on  advertising,  $0 was spent on  printing  and  mailing  of prospectuses to other than current shareholders,  $0 was paid as compensation to underwriters, $16,645 was paid as compensation to broker-dealers, $0 was paid as compensation to sales  personnel,  $14,609 was spent on other items,  and $0 was retained  by Quasar  Distributors,  LLC.  During the fiscal  year ended June 30,
2004, the Balanced Fund incurred  distribution  costs of $49,135 under the Plan.
Of this amount,  $33,479 was spent on advertising,  $0 was spent on printing and mailing of  prospectuses  to other  than  current  shareholders,  $0 was paid as compensation to underwriters, $2,643 was paid as compensation to broker-dealers,
$0 was paid as  compensation  to sales  personnel,  $13,013  was  spent on other items, and $0 was retained by Quasar Distributors, LLC.

                  The Plan may be terminated by HFI at any time by a vote of the directors of HFI who are not interested persons of HFI and who have no direct or indirect  financial  interest in the Plan or any agreement  related thereto (the
"Rule 12b-1 Directors") or by a vote of a majority of the outstanding  shares of the Fund.  Messrs.  Doyle,  DeSousa and  Richardson are currently the Rule 12b-1
Directors.   Any  change  in  the  Plan  that  would  materially   increase  the
distribution  expenses of the Total Return Fund or Balanced Fund provided for in the Plan requires  approval of the  shareholders  of each of these Funds and the
Board of  Directors,  including the Rule 12b-1  Directors.  While the Plan is in effect, the selection and nomination of directors who are not interested persons of HFI will be committed to the  discretion  of the directors of HFI who are not interested  persons of HFI. The Board of Directors of HFI must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the  Distributor or the officers of HFI. The Plan will continue in effect for as long as its continuance is specifically  approved at least annually by the Board of Directors of HFI, including the Rule 12b-1 Directors.

                  CODE OF ETHICS.  HMFI, HFI and the Manager have adopted a Code of Ethics  pursuant to Rule 17j-1 of the 1940 Act.  This Code of Ethics  permits personnel subject thereto to invest in securities,

                                      B-24

including  securities  that  may be  purchased  or held by the  Hennessy  Funds, provided  that with respect to purchases or sales of common stock of issuers in the DJIA,  the number of shares  purchased  or sold of any one issuer on any day does not exceed 5,000  shares.  This Code of Ethics,  with  certain  exceptions, generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security  is  being  considered  for  purchase  or sale  by a Fund  or is  being purchased or sold by a Fund.

                  PROXY VOTING  POLICY.  Each of the Funds  invests  pursuant to
investment   formulas  and  as  such  tend  not  to  be   long-term   investors.
Additionally,  the Funds do not consider matters brought before the shareholders of  companies  in which  the  Funds  invest  to be  material  to the  investment performance  of the  Funds  because  the Funds  invest  pursuant  to  investment formulas.  Accordingly,  it is the  policy  of the  Funds  not to  vote  proxies relating to its portfolio securities. Information on how the Funds voted proxies during the most recent period  12-month  period ended  September 30, 2004 and on how the Total Return Fund and Balanced Fund voted proxies during the most recent period  12-month  period June 30,  2004 is  available  on the Funds'  website at
http://www.hennessyfunds.com or the website of the SEC at http://www.sec.gov.

                             PORTFOLIO TRANSACTIONS

                  Subject to policies established by the Board of Directors, the
Manager is responsible for the execution of Fund transactions and the allocation of brokerage  transactions  for the  respective  Funds.  As a general  matter in executing Fund transactions, the Manager may employ or deal with such brokers or dealers that may, in the Manager's  best  judgment,  provide prompt and reliable execution  of the  transaction  at  favorable  security  prices  and  reasonable commission rates. In selecting brokers or dealers, the Manager will consider all relevant  factors,  including  the price  (including  the  applicable  brokerage commission or dealer  spread),  size of the order,  nature of the market for the security,  timing of the transaction,  the reputation,  experience and financial stability of the broker-dealer,  the quality of service, difficulty of execution and  operational  facilities of the firm involved and in the case of securities, the firm's risk in positioning a block of securities.  Prices paid to dealers in principal  transactions  through  which  most debt  securities  and some  equity securities  are  traded  generally  include  a spread,  which is the  difference between  the  prices  at which the  dealer is  willing  to  purchase  and sell a specific  security at that time. Each Fund that invests in securities  traded in the  over-the-counter  markets may engage in  transactions  with the dealers who make markets in such  securities,  unless a better  price or execution  could be obtained by using a broker.  A Fund has no obligation to deal with any broker or group of brokers in the execution of Fund transactions.

                  The Manager  may select  broker-dealers  that  provide it with research  services and may cause a Fund to pay such  broker-dealers  commissions that exceed those that other broker-dealers may have charged, if in its view the commissions  are  reasonable  in relation to the value of the  brokerage  and/or research services provided by the broker-dealer.  Research services furnished by brokers through which a Fund effects securities  transactions may be used by the
Manager in advising other funds or accounts and,  conversely,  research services furnished to the Manager by brokers in  connection  with other funds or accounts the Manager  advises may be used by the Manager in advising a Fund.  Information and research  received from such brokers will be in addition to, and not in lieu of, the services  required to be performed by the Manager  under the  Management
Agreement. The Funds may purchase and sell Fund portfolio securities to and from dealers who provide the Fund with research services.  Fund transactions will not be directed to dealers solely on the basis of research services provided.

                  Investment  decisions  for each Fund and for other  investment accounts managed by the Manager are made independently of each other in light of differing considerations for the various accounts.  However, the same investment decision may be made for a Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable.  Purchases or sales are then allocated between the Fund and such other  account(s) as to amount  according to a formula deemed  equitable to the Fund and such  account(s).

                                      B-25

Although in some cases this practice  could have a  detrimental  effect upon the price  or  value  of the  security  as far as a Fund is  concerned,  or upon its ability to  complete  its  entire  order,  in other  cases it is  believed  that coordination  and the  ability to  participate  in volume  transactions  will be beneficial to the Fund.

                  The  Cornerstone  Growth Fund,  Focus 30 Fund and  Cornerstone
Value Fund paid the following amounts in portfolio brokerage  commissions during the period  from  October 1, 2004  through  October  31, 2004 and for the fiscal years ended September 30, 2004, 2003 and 2002:

                                   Period Ended                 Fiscal Year Ended September 30,
                                 October 31, 2004          2004              2003               2002
                                 ----------------          ----              ----               ----

Cornerstone Growth Fund        $__________                $3,548,571         $2,109,028        $1,018,567
Focus 30 Fund                  $__________                $  266,546         $   97,425              N/A*
Cornerstone Value Fund         $__________                $   36,116         $   44,151        $   54,919

-------------

* The Focus 30 Fund commenced operations on September 17, 2003.

                  During the period  from  October 1, 2004  through  October 31,
2004,  the  transactions  on which the  Cornerstone  Growth Fund paid $______ in portfolio brokerage commissions totaled $______. Of this amount, the Cornerstone
Growth Fund paid  $______ in portfolio  brokerage  commissions  on  transactions totaling $______ to brokers that provided  research services to the Fund. During the period from October 1, 2004 through  October 31, 2004, the  transactions  on which the Focus 30 Fund paid $______ in portfolio brokerage  commissions totaled
$______.  During the period from October 1, 2004 through  October 31, 2004,  the transactions  on which the  Cornerstone  Value Fund paid  $______  in  portfolio brokerage commissions totaled $______.

                  During  the  fiscal  year  ended   September  30,  2004,   the
transactions on which the  Cornerstone  Growth Fund paid $3,548,571 in portfolio brokerage  commissions totaled  $1,905,532,842.  Of this amount, the Cornerstone
Growth Fund paid  $70,000 in portfolio  brokerage  commissions  on  transactions totaling  $41,380,643  to brokers that provided  research  services to the Fund.
During the fiscal year ended  September 30, 2004, the  transactions on which the
Focus  30  Fund  paid  $266,546  in  portfolio  brokerage   commissions  totaled
$117,946,859.  During the fiscal year ended September 30, 2004, the transactions on which  the  Cornerstone  Value  Fund  paid  $36,116  in  portfolio  brokerage commissions totaled $23,190,032.

                  The Total  Return Fund and  Balanced  Fund paid the  following amounts in portfolio  brokerage  commissions during the period from July 1, 2004 through  October 31, 2004 and for the fiscal years ended June 30, 2004, 2003 and
2002:

                                   Period Ended                    Fiscal Year Ended June 30,
                                 October 31, 2004          2004              2003               2002
                                 ----------------          ----              ----               ----

Total Return Fund              $__________                $15,621           $6,657              $3,329
Balanced Fund                  $__________                $20,344           $8,191              $7,269

                  During the period from July 1, 2004 through  October 31, 2004, the  transactions  on which the Total  Return  Fund paid  $______  in  portfolio brokerage  commissions  totaled  $______.  During the fiscal year ended June 30,
2004,  the  transactions  on which the  Balanced  Fund paid $______ in portfolio brokerage commissions totaled $______.

                                      B-26

                  During the fiscal year ended June 30, 2004,  the  transactions on which the Total Return Fund paid $15,621 in portfolio  brokerage  commissions totaled  $4,046,758.  During the period  from July 1, 2004  through  October 31,
2004,  the  transactions  on which the  Balanced  Fund paid $20,344 in portfolio brokerage commissions totaled $111,293,135.

                  PORTFOLIO  TURNOVER.  The Funds will generally hold securities for approximately one year  irrespective of investment  performance.  Securities held less than one year may be sold to fund redemption  requests.  For reporting purposes,  a Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the  portfolio  securities  owned by the Fund during the fiscal year. In determining such portfolio turnover,  securities with maturities at the time of  acquisition  of one year or less are excluded.  The Manager will adjust a Fund's assets as it deems advisable, and portfolio turnover will not be a limiting factor should the Manager deem it advisable for a Fund to purchase or sell securities. High portfolio turnover (100% or more) involves correspondingly greater brokerage commissions,  other transaction costs, and a possible increase in short-term capital gains or losses. See "VALUATION OF SHARES" and "ADDITIONAL
INFORMATION ABOUT DISTRIBUTIONS AND TAXES" below.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

                  POLICY.  The  Board of  Directors  of the  Hennessy  Funds has
adopted  the  following  policies  regarding  the  disclosure  of the  portfolio holdings of the mutual funds of the Hennessy Funds:

                  The portfolio holdings  information of the mutual funds of the
Hennessy  Funds  shall not be released to  individual  investors,  institutional investors,  intermediaries that distribute the fund's shares, rating and ranking organizations,  or  affiliated  persons of the fund or  non-regulatory  agencies except that:

                  (1) The  Funds  shall  release  holdings  information  for its
Fund's portfolios  quarterly to various rating and ranking services,  including, but not limited to, Morningstar,  Lipper, Standard and Poor's and Bloomberg. The
release of such  information  shall  usually be completed  by U.S.  Bancorp Fund
Services, LLC as authorized by an Officer of the Hennessy Funds.

                  (2) By  virtue  of  their  duties  and  responsibilities,  the
Transfer  Agent,   Custodian  and  Administrator  of  the  Hennessy  Funds  (all
third-party  service providers and all part of U.S. Bancorp Fund Services,  LLC)
and the  Manager  shall  have daily  regular  access to the  portfolio  holdings information of the Funds. U.S. Bancorp Fund Services,  LLC shall not release the portfolio  holdings  information  of the Funds to  anyone  without  the  written authorization of an Officer of the Hennessy Funds.

                  (3) For the purposes of the trading of  portfolio  securities, the  Manager  may from time to time  provide  brokers  with trade lists that may reflect, in part or in total, the portfolio holdings of the Funds. The provision of such  trade  lists  shall be  subject  to  customary  broker  confidentiality agreements and trading restrictions.

                  (4)  The  Hennessy  Funds  shall  release  portfolio  holdings information in its annual and  semi-annual  reports on SEC Form N-Q, on Form 13F and as requested or required by law to any governing or regulatory agency of the
Hennessy Funds.

                  (5)  An  Officer  of  the  Hennessy  Funds  may,   subject  to
confidentiality  agreements and trading  restrictions,  authorize the release of portfolio  holdings  information  for due  diligence  purposes to an  investment adviser  that is in merger or  acquisition  talks with the Manager or to a newly hired investment adviser or sub-adviser.

                                      B-27

                  Under no  circumstances  shall the Hennessy Funds, the Manager or any Officers,  Directors or employees of the Funds or the Manager receive any compensation for the disclosure of portfolio holdings information.

                  The above policies may not be modified without approval of the
Board of Directors of the Hennessy Funds.

                  PROCEDURE.  Each  year,  the  Hennessy  Funds  send a  written authorization  to the Transfer Agent  authorizing  the Transfer Agent to provide rating and ranking  services with the  quarterly  portfolio  information  of the
Funds.  The Transfer Agent  releases such  information to the rating and ranking services  between the 5th and 10th of each month  following  a calendar  quarter end.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  You may  purchase  and redeem  shares of each Fund on each day that the New York Stock Exchange,  Inc. ("NYSE") is open for trading  ("Business
Day"). Currently,  the NYSE is closed on New Year's Day, Martin Luther King, Jr.
Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. Additionally, when any of the aforementioned holidays  falls on a  Saturday,  the  NYSE  will  not be open  for  trading  the preceding Friday and when any such holiday falls on a Sunday,  the NYSE will not be open for trading the succeeding  Monday,  unless unusual business  conditions exist, such as the ending of a monthly or yearly accounting period. The NYSE may also be closed on national days of mourning.  Purchases and  redemptions  of the shares of each Fund are effected at their  respective net asset values per share determined  as of the close of the NYSE  (normally  4:00 P.M.,  Eastern time) on that Business Day. The time at which the  transactions are priced may be changed in case of an  emergency  or if the NYSE  closes at a time other than 4:00 P.M.,
Eastern time.

                  The Hennessy Funds may suspend redemption privileges of shares of any Fund or postpone the date of payment  during any period (i) when the NYSE is closed or trading on the NYSE is  restricted  as  determined by the SEC; (ii)
when an emergency  exists,  as defined by the SEC, that makes it not  reasonably practicable for the Hennessy Funds to dispose of securities  owned by them or to determine  fairly the value of their  assets;  or (iii) as the SEC may otherwise permit.  The redemption price may be more or less than the  shareholder's  cost, depending on the market value of the relevant Fund's securities at the time.

                  The  Hennessy  Funds  will  employ  reasonable  procedures  to confirm that  instructions  communicated by telephone are genuine.  The Hennessy
Funds  use  some  or  all of  the  following  procedures  to  process  telephone redemptions:  (i) requesting a shareholder to correctly state some or all of the
following  information:   account  number,   name(s),   social  security  number
registered to the account,  personal identification,  banking institution,  bank account  number  and the name in which  the bank  account  is  registered;  (ii)
recording all telephone transactions;  and (iii) sending written confirmation of each transaction to the registered owner.

                  The payment of the redemption price may be made in money or in kind, or partly in money and partly in kind,  as  determined  by the  Directors.
However,  each Fund has  elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem  shares  solely in money up to the  lesser of  $250,000  or 1% of the net asset  value of the Fund  during  any
90-day  period  for any one  shareholder.  While  the  Rule is in  effect,  such election may not be revoked  without the approval of the SEC. It is contemplated that if the Fund should redeem in kind,  securities  distributed would be valued as  described  below under  "VALUATION  OF SHARES,"  and  investors  would incur brokerage  commissions  in  disposing of such  securities.  If a Fund redeems in kind,  the Fund will not distribute  depository  receipts  representing  foreign securities.

                                      B-28

                               VALUATION OF SHARES

                  The net asset value for the shares of each Fund  normally will be determined  on each day the NYSE is open for trading.  The net assets of each
Fund are valued as of the close of the NYSE (normally  4:00 p.m.,  Eastern time)
on each  Business  Day.  Each  Fund's  net asset  value per share is  calculated separately.

                  For each Fund,  the net asset  value per share is  computed by dividing  the  value of the  securities  held by the Fund plus any cash or other assets,  less its liabilities,  by the number of outstanding shares of the Fund, and  adjusting  the result to the nearest  full cent.  Securities  listed on the
NYSE, American Stock Exchange or other national exchanges are valued at the last sale price on such exchange on the day as of which the net asset value per share is to be calculated. Over-the-counter securities included in the NASDAQ National
Market System are valued at the NASDAQ official  closing price.  Bonds and other fixed-income  securities are valued using market quotations provided by dealers, and also may be valued on the basis of prices provided by pricing  services when the Board of Directors  believes that such prices  reflect the fair market value of such securities. If there is no sale in a particular security on such day, it is valued at the mean between the bid and ask prices.  Other securities,  to the extent that market quotations are readily available,  are valued at market value in accordance with procedures  established by the Board of Directors.  Any other securities  and  other  assets  for  which  market  quotations  are not  readily available  are  valued  in good  faith in a manner  determined  by the  Board of
Directors best to reflect their full value.  Short-term  instruments (those with remaining  maturities  of 60 days or less) are valued at amortized  cost,  which approximates market value.

              ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES

                  The Funds  intend to  continue  to qualify for the special tax treatment  afforded regulated  investment  companies ("RICs") under the Internal
Revenue Code of 1986, as amended (the  "Code").  As long as a Fund so qualifies, the Fund  will  not be  subject  to  Federal  income  tax on the part of its net
ordinary  income  and  net  realized   capital  gains  that  it  distributes  to
shareholders. If a Fund fails to qualify as a RIC in any fiscal year, it will be treated as a  corporation  for federal  income tax purposes.  As such,  the Fund would be  required  to pay  income  taxes on its net  investment  income and net
realized   capital  gains,  if  any,  at  the  rates  generally   applicable  to
corporations.  Shareholders of a Fund that did not qualify as a RIC would not be liable  for  income tax on the  Fund's  net  investment  income or net  realized capital gains in their  individual  capacities.  Distributions  to shareholders, whether from the Fund's net  investment  income or net realized  capital  gains, would be treated as taxable dividends to the extent of accumulated  earnings and profits of the Fund.

                  Each Fund intends to distribute  substantially  all of its net investment  income and net capital gains each fiscal year.  Dividends  paid by a
Fund from its  ordinary  income or from an  excess  of net  realized  short-term capital gains over net long-term capital losses (together  referred to hereafter as "ordinary income  dividends") are taxable to shareholders as ordinary income.
(Note that a portion of a Fund's  dividends  may be taxable to  investors at the lower rate applicable to dividend income.)  Distributions made from a Fund's net realized capital gains are taxable to shareholders as capital gains,  regardless of the length of time the shareholder  has owned Fund shares.  Not later than 60 days  after  the  close  of  its  taxable  year,  each  Fund  will  provide  its shareholders  with a written  notice  designating  the  amounts of any  ordinary income dividends or capital gains dividends. Distributions in excess of a Fund's earnings  and profits  will first  reduce the  adjusted  tax basis of a holder's shares and,  after such adjusted tax basis is reduced to zero,  will  constitute capital gains to such holder (assuming the shares are held as a capital asset).

                  At October 31, 2004, the Cornerstone Growth Fund had a capital loss carryforward available for federal income tax purposes of $4,349,076, which will expire  September  30, 2008 through  October 31,

                                      B-29

2012.  At October 31, 2004,  the Focus 30 Fund had a capital  loss  carryforward available for federal  income tax purposes of  $8,040,896,  which will expire on
December 31, 2010. At October 31, 2004, the Cornerstone Value Fund had a capital loss  carryforward  available for federal  income tax purposes of  $148,612,790, which will expire September 30, 2006 through  September 30, 2012. At October 31,
2004,  the Total  Return  Fund had a capital  loss  carryforward  available  for federal  income tax  purposes  of  $96,431,965,  which will expire June 30, 2009 through June 30, 2012. At October 31, 2004, the Balanced Fund had a capital loss carryforward available for federal income tax purposes of $3,424,557, which will expire June 30, 2006 through October 31, 2012.

                  Dividends  are  taxable to  shareholders  even though they are reinvested  in  additional  shares of a Fund. A portion of the  ordinary  income dividends  paid by the  Funds may be  eligible  for the 70%  dividends  received deduction  allowed to corporations  under the Code, if certain  requirements are met. If a Fund pays a dividend  in January  that was  declared  in the  previous
October,  November or December to  shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its  shareholders on December 31 of the year in which such dividend was declared.

                  Redemptions  and  exchanges  of a Fund's  shares  are  taxable events,  and,  accordingly,  shareholders  may  realize  gains or losses on such events.  A loss  realized  on a sale or  exchange  of  shares  of a Fund will be disallowed  if other Fund shares are  acquired  (whether  through the  automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days  after the date that the  shares are  disposed  of. In such a case,  the basis of the shares  acquired  will be adjusted to reflect the disallowed  loss. Any loss upon the sale or exchange of Fund shares held for six months or less,  which is now disallowed,  will be treated as long-term  capital loss  to  the  extent  of  any  capital  gains  distributions  received  by  the shareholder with respect to such shares.

                  Under certain provisions of the Code, some shareholders may be subject  to a  28%  withholding  tax  on  reportable  dividends,  capital  gains
distributions  and  redemption  payments  ("backup   withholding").   Generally,
shareholders  subject to backup  withholding  will be those for whom a certified taxpayer identification number is not on file with the Hennessy Funds or who, to the knowledge of the Hennessy Funds,  have furnished an incorrect  number.  When establishing an account,  an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

                  The  foregoing  is a general  and  abbreviated  summary of the applicable  provisions of the Code and Treasury regulations presently in effect, and does not  address  the state and local tax,  or estate or  inheritance  tax, consequences of an investment in a Fund. For the complete provisions,  reference should be made to the  pertinent  Code  sections  and the  Treasury  regulations promulgated  thereunder.  The Code and the Treasury  regulations  are subject to
change  by  legislative  or  administrative   action  either   prospectively  or
retroactively.

                  Shareholders  are  urged to  consult  their  own tax  advisers regarding  specific  questions as to Federal,  state,  local or foreign taxes or estate or inheritance tax. Foreign investors should consider  applicable foreign taxes in their evaluation of an investment in a Fund.

                        DESCRIPTION OF SECURITIES RATINGS

                  Each  of  the  Funds  may  invest  in  commercial   paper  and
commercial  paper  master notes rated A-1 or A-2 by Standard & Poor's or Prime-1 or Prime-2 by Moody's.

                  Standard  & Poor's  Commercial  Paper  Ratings.  A  Standard &
Poor's  commercial  paper rating is a current  assessment  of the  likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded  into  several  categories,  ranging  from  A-1 for the  highest  quality obligations to D for the lowest. These categories are as follows:

                  A-1. the highest category  indicates that the degree of safety regarding  timely  payment  is  strong.  Those  issuers  determined  to  possess extremely  strong  safety  characteristics  are  denoted  with a plus  sign  (+)
designation.

                  A-2.   Capacity  for  timely   payment  on  issues  with  this
designation is  satisfactory.  However,  the relative degree of safety is not as high as for issuers designated "A-1".

                  A-3. Issues carrying this designation  have adequate  capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying a higher designation.

                  Moody's  Short-Term  Debt  Ratings.  Moody's  short-term  debt ratings are opinions of the ability of issuers to repay  punctually  senior debt obligations that have an original  maturity not exceeding one year.  Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

                  Moody's employs the following three  designations,  all judged to be  investment  grade,  to indicate the relative  repayment  ability of rated issuers:

                  Prime-1.  Issuers rated Prime-1 (or  supporting  institutions)
have a superior  ability for repayment of senior  short-term  debt  obligations.
Prime-1  repayment  ability  will often be  evidenced  by many of the  following characteristics:

     o    Leading market positions in well-established industries.

     o    High rates of return on funds employed.

     o    Conservative  capitalization  structure with moderate reliance on debt and ample asset protection.

     o    Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o    Well-established  access to a range of  financial  markets and assured sources of alternate liquidity.

                  Prime-2.  Issuers rated Prime-2 (or  supporting  institutions)
have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the  characteristics  cited above but to a lesser degree.  Earnings trends and coverage  ratios,  while sound,  may be more subject to variation.  Capitalization characteristics,  while still appropriate, may be more  affected by  external  conditions.  Ample  alternate  liquidity  is maintained.

                  Prime-3.  Issuers rated Prime-3 (or  supporting  institutions)
have an acceptable ability for repayment of senior short-term  obligations.  The
effect  of  industry   characteristics   and  market  composition  may  be  more
pronounced.  Variability in earnings and  profitability may result in changes in the  level of debt  protection  measurements  and may  require  relatively  high financial leverage. Adequate alternate liquidity is maintained.

                                      B-30

                          ANTI-MONEY LAUNDERING PROGRAM

                  The Funds have established an Anti-Money Laundering Compliance
Program (the "Program") as required by the Uniting and Strengthening  America by
Providing  Appropriate Tools Required to Intercept and Obstruct Terrorism Act of
2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Funds' Program provides for the  development  of internal  practices,  procedures and controls, designation of anti-money  laundering  compliance officers,  an ongoing training program and an independent  audit function to determine the effectiveness of the
Program.

                  Procedures  to  implement  the  Program  include,  but are not limited to,  determining  that the Fund's  Distributor  and Transfer  Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent  activity  and a  complete  and  thorough  review of all new  opening account  applications.  No Fund will transact business with any person or entity whose  identity  cannot be  adequately  verified  under the provision of the USA
PATRIOT Act.

                  As a result  of the  Program,  the Funds  may be  required  to
"freeze" the account of a shareholder if the shareholder  appears to be involved in suspicious  activity or if certain account information matches information on government lists of known terrorists or other suspicious  persons,  or the Funds may be  required  to  transfer  the  account  or  proceeds  of the  account to a governmental agency.

                                OTHER INFORMATION

                  DESCRIPTION OF SHARES.  Each of the  Cornerstone  Growth Fund,
Focus 30 Fund and  Cornerstone  Value  Fund is  authorized  to issue 25  billion shares of a single class, par value $0.0001 per share.  Each of the Total Return
Fund and Balanced  Fund is  authorized  to issue 100 million  shares of a single class, par value $0.0001 per share.

                  The Articles of  Incorporation of the Hennessy Funds authorize the Board of Directors to classify  and  reclassify  any and all shares that are then unissued into any number of classes,  each class  consisting of such number
of  shares  and  having  such   designations,   powers,   preferences,   rights,
qualifications,  limitations  and  restrictions,  as shall be  determined by the
Board,  subject  to the 1940 Act and other  applicable  law,  provided  that the authorized  shares of any class  shall not be  decreased  below the number  then outstanding and the authorized shares of all classes shall not exceed the amount set forth in the Articles of Incorporation, as in effect from time to time.

                  Shareholders  of the  Hennessy  Funds are entitled to one vote for each full share held and  fractional  votes for  fractional  shares  held on
certain  Fund  matters,   including  the  election  of  directors,   changes  in
fundamental  policies,  or  approval  of changes in the  Management  Agreements, irrespective of the series  thereof,  and (except as set forth below) all shares of all series shall vote  together as a single  class.  All shares of all series will not vote  together as a single  class as to matters with respect to which a separate  vote  of any  series  is  required  by the  1940  Act,  or any  rules, regulations or orders issued thereunder,  or by the Maryland General Corporation
Law. In the event that such  separate vote  requirement  applies with respect to one or more  series,  then the  shares of all other  series  not  entitled  to a separate  class vote  shall vote as a single  class,  provided  that,  as to any matter that does not affect the  interest of a  particular  series,  such series shall not be entitled to vote. Voting rights are not cumulative, so that holders of more than 50% of the shares voting in the election of directors  can, if they choose to do so, elect all the directors of the Hennessy  Funds,  in which event the  holders  of the  remaining  shares  are  unable  to elect  any  person as a director.

                  Each full share and  fractional  share of a Fund  entitles the shareholder to receive a proportional  interest in the respective Fund's capital gain distributions.  In the event of the liquidation of a

                                      B-31

Fund, shareholders of such Fund are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

                  The  Funds  are  not  required  to  hold  annual  meetings  of shareholders and do not intend to do so except when certain  matters,  such as a change  in a  Fund's  fundamental  policies,  are to be  decided.  In  addition, shareholders  representing at least 10% of all eligible votes may call a special meeting  if they  wish for the  purpose  of voting  on the  removal  of any Fund director.

                  REGISTRATION  STATEMENT.  This SAI and the Fund  Prospectus do
not contain all the  information  included in the  Registration  Statement filed with the SEC under the 1933 Act with  respect to the  securities  offered by the
Fund  Prospectus.  The  Registration  Statement,  including  the exhibits  filed therewith, may be examined at the office of the SEC in Washington, D.C.

                  Statements contained in this SAI and the Fund Prospectus as to the  contents of any contract or other  document  are not complete  and, in each instance, reference is made to the copy of such contract or other document filed as an  exhibit  to the  Registration  Statement  of which  this SAI and the Fund
Prospectus  form a part,  each such statement being qualified in all respects by such reference.

                  COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The
law firm of Foley & Lardner LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin
53202-5306,  serves as counsel to the Funds.  KPMG LLP,  303 East Wacker  Drive,
Chicago,  Illinois 60601, serves as the independent registered public accounting firm to the Funds.

                                      B-32

                                     PART C

                                OTHER INFORMATION

Item 22.  Exhibits
-------   --------

(a)(1)    Articles of Incorporation, as supplemented(4)

(a)(2)    Articles of Amendment(6)

(b)       Bylaws(1)

(c)       None

(d)       Investment Advisory Contracts

          (1)       Investment  Advisory Agreement with The Hennessy  Management
                    Co., L.P. (now known as Hennessy Advisors, Inc.) relating to the Hennessy Balanced Fund(3)

          (2)       Investment  Advisory Agreement with The Hennessy  Management
                    Co., 2, L.P. (now known as Hennessy Advisors, Inc.) relating to the  Hennessy  Leveraged  Dogs  Fund  (now  known  as the
                    Hennessy Total Return Fund)(2)

(e)       None

(f)       None

(g)       Custodian Agreement with Firstar Trust Company (predecessor to Firstar
          Bank, N.A.) (now known as U.S. Bank, N.A.)(1)

(h)       Other Material Contracts

          (1)       Fund Administration  Servicing Agreement with Firstar Mutual
                    Fund Services, LLC (now known as U.S. Bancorp Fund Services,
                    LLC)(5)

          (2)       Transfer   Agent   Agreement   with  Firstar  Trust  Company
                    (predecessor  to Firstar  Mutual  Fund  Services,  LLC) (now known as U.S. Bancorp Fund Services, LLC)(1)

          (3)       Fund  Accounting  Servicing  Agreement  with  Firstar  Trust
                    Company  (predecessor to Firstar Mutual Fund Services,  LLC)
                    (now known as U.S. Bancorp Fund Services, LLC)(1)

          (4)       Power of Attorney(7)

(i)       Opinion of Foley & Lardner LLP

(j)       Consent of KPMG LLP(8)

(k)       None

                                    Part C-1

(l)       Subscription Agreement(1)

(m)       Rule 12b-1 Plan

          (1)       Service and Distribution Plan(3)

          (2)       Distribution Agreements with Quasar Distributors, LLC(5)

(n)       None

(p)       Code of Ethics of The Hennessy Funds, Inc., The Hennessy Mutual Funds,
          Inc., and Hennessy Advisors, Inc.

---------------

(1)    Previously  filed  as  an  exhibit  to  the  Registration  Statement  and incorporated by reference thereto.  The Registration  Statement was filed on January 16, 1996 and its accession number is 0000897069-96-000006.

(2)    Previously filed as an exhibit to  Post-Effective  Amendment No. 3 to the
       Registration   Statement   and   incorporated   by   reference   thereto.
       Post-Effective Amendment No. 3 to the Registration Statement was filed on
       April 16, 1998 and its accession number is 0000897069-98-000230.
(3)    Previously filed as an exhibit to  Post-Effective  Amendment No. 4 to the
       Registration   Statement   and   incorporated   by   reference   thereto.
       Post-Effective Amendment No. 4 to the Registration Statement was filed on
       October 30, 1998 and its accession number is 0000897069-98-000523.
(4)    Previously filed as an exhibit to  Post-Effective  Amendment No. 5 to the
       Registration   Statement   and   incorporated   by   reference   thereto.
       Post-Effective Amendment No. 5 to the Registration Statement was filed on
       August 31, 1999 and its accession number is 0000897069-99-000448.
(5)    Previously filed as an exhibit to  Post-Effective  Amendment No. 6 to the
       Registration   Statement   and   incorporated   by   reference   thereto.
       Post-Effective Amendment No. 6 to the Registration Statement was filed on
       October 20, 2000 and its accession number is 0000897069-00-000509.
(6)    Previously filed as an exhibit to  Post-Effective  Amendment No. 8 to the
       Registration   Statement   and   incorporated   by   reference   thereto.
       Post-Effective Amendment No. 8 to the Registration Statement was filed on
       October 20, 2002 and its accession number is 0000897069-02-000831.
(7)    Previously filed as an exhibit to the Registration Statement on Form N-14 and incorporated by reference thereto. The Registration Statement on Form
       N-14  was  filed  on  November  6,  2003  and  its  accession  number  is
       0000897069-03-001324.
(8)    To be filed by amendment.

Item 23.  Persons Controlled by or under Common Control with Registrant
-------   -------------------------------------------------------------

                  Registrant  neither  controls  any person nor is under  common control with any other person.

                                    Part C-2

Item 24.  Indemnification
-------   ---------------

                  Pursuant to the authority of the Maryland General  Corporation
Law,  particularly  Section 2-418 thereof,  Registrant's  Board of Directors has adopted the  following  bylaw which is in full force and effect and has not been modified or cancelled:

                                   Article VII

                               GENERAL PROVISIONS

Section 7. Indemnification.
---------  ---------------

                  B.  The  Corporation  shall  indemnify  all of  its  corporate representatives against expenses, including attorneys fees, judgments, fines and amounts  paid  in  settlement  actually  and  reasonably  incurred  by  them  in connection  with the defense of any  action,  suit or  proceeding,  or threat or
claim  of  such  action,   suit  or   proceeding,   whether   civil,   criminal,
administrative,  or legislative,  no matter by whom brought, or in any appeal in which  they or any of them are made  parties  or a party by  reason  of being or having been a corporate representative, if the corporate representative acted in good faith and in a manner  reasonably  believed  to be in or not opposed to the best interests of the corporation  and with respect to any criminal  proceeding, if he had no reasonable cause to believe his conduct was unlawful  provided that the corporation  shall not indemnify  corporate  representatives  in relation to matters as to which any such corporate  representative shall be adjudged in such
action,  suit  or  proceeding  to  be  liable  for  gross  negligence,   willful
misfeasance,  bad  faith,  reckless  disregard  of the  duties  and  obligations involved in the conduct of his office, or when  indemnification is otherwise not permitted by the Maryland General Corporation Law.

                  C. In the absence of an adjudication  which expressly absolves the corporate  representative,  or in the event of a settlement,  each corporate representative  shall  be  indemnified  hereunder  only  if  there  has  been  a reasonable  determination based on a review of the facts that indemnification of the  corporate  representative  is  proper  because  he has met  the  applicable standard of conduct set forth in paragraph A. Such determination  shall be made:
(i) by the board of directors,  by a majority vote of a quorum which consists of directors who were not parties to the action,  suit or proceeding,  or if such a quorum  cannot be obtained,  then by a majority vote of a committee of the board consisting  solely of two or more  directors,  not, at the time,  parties to the action,  suit or proceeding and who were duly designated to act in the matter by the full board in which the designated  directors who are parties to the action, suit or proceeding may participate; or (ii) by special legal counsel selected by the board of  directors  or a committee of the board by vote as set forth in (i)
of this  paragraph,  or, if the  requisite  quorum of the full  board  cannot be obtained therefor and the committee cannot be established, by a majority vote of the  full  board in which  directors  who are  parties  to the  action,  suit or proceeding may participate.

                  D.  The  termination  of any  action,  suit or  proceeding  by judgment,  order, settlement,  conviction,  or upon a plea of nolo contendere or its equivalent, shall create a rebuttable presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard to the duties and obligations  involved in the conduct of his or her office,  and, with respect to any criminal  action or proceeding,  had reasonable  cause to believe that his or her conduct was unlawful.

                  E.  Expenses,  including  attorneys'  fees,  incurred  in  the preparation of and/or presentation of the defense of a civil or criminal action, suit or  proceeding  may be paid by the  corporation  in  advance  of the  final disposition  of such action,  suit or  proceeding  as  authorized  in the manner provided  in Section  2-418(F)  of the  Maryland  General  Corporation  Law upon receipt of: (i) an undertaking  by or

                                    Part C-3

on behalf of the corporate  representative  to repay such amount unless it shall ultimately be  determined  that he or she is entitled to be  indemnified  by the corporation as authorized in this bylaw;  and (ii) a written  affirmation by the corporate  representative  of the corporate  representative's  good faith belief that the standard of conduct  necessary for  indemnification  by the corporation has been met.

                  F. The  indemnification  provided  by this bylaw  shall not be deemed exclusive of any other rights to which those  indemnified may be entitled under  these  bylaws,  any  agreement,  vote of  stockholders  or  disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another  capacity while holding such office,  and shall continue as to a person  who has ceased to be a  director,  officer,  employee  or agent and shall inure to the benefit of the heirs,  executors and administrators of such a person  subject to the  limitations  imposed from time to time by the Investment
Company Act of 1940, as amended.

                  G. This corporation  shall have power to purchase and maintain insurance  on behalf  of any  corporate  representative  against  any  liability asserted  against  him or her and  incurred  by him or her in such  capacity  or arising out of his or her status as such,  whether or not the corporation  would have the power to indemnify him or her against such  liability  under this bylaw provided  that no  insurance  may be  purchased  or  maintained  to protect  any
corporate  representative  against  liability  for  gross  negligence,   willful
misfeasance,  bad faith or  reckless  disregard  of the duties  and  obligations involved in the conduct of his or her office.

                  H.  "Corporate  Representative"  means an individual who is or was a director,  officer,  agent or employee of the corporation or who serves or
served  another  corporation,   partnership,   joint  venture,  trust  or  other
enterprise in one of these capacities at the request of the corporation and who, by reason of his or her position,  is, was, or is threatened to be made, a party to a proceeding described herein.

                  Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling  persons of Registrant  pursuant to the foregoing  provisions or otherwise, Registrant has been advised that in the opinion of the Securities and
Exchange  Commission such  indemnification is against public policy as expressed in the Act and is,  therefore,  unenforceable.  In the  event  that a claim  for indemnification  against such liabilities  (other than the payment by Registrant of expenses  incurred or paid by a director,  officer or  controlling  person or
Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted by such director,  officer or controlling person in connection with the securities  being  registered,  Registrant  will,  unless in the  opinion of its counsel the matter has been settled by controlling precedent,  submit to a court of  appropriate  jurisdiction  the question of whether such  indemnification  is against  public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 25.  Business and Other Connections of Investment Adviser
-------   ----------------------------------------------------

                  Incorporated  by  reference  to the  Statement  of  Additional
Information pursuant to Rule 411 under the Securities Act of 1933.

                                    Part C-4

Item 26.  Principal Underwriters
-------   ----------------------

     (a)  To the best of the Registrant's knowledge,  Quasar Distributors,  LLC, the  Registrant's  principal  underwriter,  also  acts as a  principal underwriter for the following other investment companies:

          Investment Company                                           Investment Company
          ------------------                                           ------------------

          Advisor Series Trust                                         The Hennessy Mutual Funds, Inc.
          AHA Investment Funds                                         Jacob Internet Fund
          Alpha Analytics Investment Trust                             The Jensen Portfolio, Inc.
          Alpine Equity Trust                                          Kenwood Funds
          Alpine Series Trust                                          Kit Cole Investment Trust
          Alternative Investment Advisors                              Light Revolution Fund, Inc.
          Blue & White Fund                                            The Lindner Funds
          Brandes Investment Trust                                     LKCM Funds
          Brandywine Advisors Fund, Inc.                               Matrix Asset Advisor Value Fund, Inc.
          Brazos Mutual Funds                                          Monetta Fund, Inc.
          Buffalo Funds                                                Monetta Trust
          CCM Advisors Funds                                           MP63 Fund
          CCMA Select Investment Trust                                 MUTUALS.com
          Country Mutual Funds Trust                                   NorCap Funds
          Cullen Funds Trust                                           Optimum Q Funds
          Dow Jones Islamic Index                                      Permanent Portfolio
          Everest Funds                                                PIC Investment Trust Fund
          FFTW Funds, Inc.                                             SEIX Funds, Inc.
          First American Funds, Inc.                                   Professionally Managed Portfolios
          First American Insurance Portfolios, Inc.                    Prudent Bear Mutual Funds
          First American Investment Funds, Inc.                        Purisima Funds Trust
          First American Strategy Funds, Inc.                          Rainier Funds
          Fort Pitt Capital Funds                                      TIFF Investment Program, Inc.
          Gintel Fund                                                  Thompson Plumb Funds, Inc.
          Glenmede Fund, Inc.                                          TI International U.S.A. Master Trust
          Guinness Atkinson Funds                                      Wexford Trust
          Harding, Loevner Funds, Inc.                                 Zodiac Trust
          The Hennessy Funds, Inc.

                                    Part C-5

     (b)  To the best of the Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

          Name and Principal                     Position and Offices with                 Positions and Offices
          Business Address(1)                    Quasar Distributors, LLC                  with Registrant
          -------------------                    ------------------------                  ---------------

          James R. Schoenike                     President; Board Member                   None
          Donna J. Berth                         Treasurer                                 None
          Michael Zielinski                      Secretary                                 None
          Joe Redwine                            Board Member                              None
          Bob Kern                               Board Member                              None
          Eric W. Falkeis                        Board Member                              None

          --------------------------------------

          (1)  The address of each of the foregoing is 615 East Michigan Street,
               Milwaukee, Wisconsin 53202.

     (c)  The  total  commissions  and  other  compensation  received  by Quasar
          Distributors,  LLC, directly or indirectly,  from the Funds during the period  ended  October 31, 2004 and fiscal year ended June 30, 2004 is as follows:

                                              Net Underwriting        Compensation
       Principal                               Discounts and         on Redemption         Brokerage            Other
       Underwriter                              Commissions         and Repurchases       Commissions      Compensation(1)
       -----------                              -----------         ---------------       -----------      ---------------
       Quasar Distributors, LLC

         Period ended October 31, 2004             $______               $______           $______           $______
         Year ended June 30, 2004                      N/A                   N/A               N/A                $0

       ------------------------------------
          (1)  The Funds paid Quasar Distributors, LLC such "Other Compensation"
               for   its   provision,    on   a   best   efforts    basis,    of
               distribution-related services to each Fund in connection with the continuous offering of each Fund's shares.

Item 27.  Location of Accounts and Records
-------   --------------------------------

                  The  accounts,  books  and  other  documents  required  to  be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated  thereunder are in the physical  possession of
Registrant and Registrant's  Administrator as follows: the documents required to be maintained  by paragraphs  (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant at The Courtyard Square, 750 Grant Avenue, Suite
100, Novato,  California  94945, and all other records will be maintained by the
Registrant's  Administrator,  U.S. Bancorp Fund Services, LLC, 615 East Michigan
Street, Milwaukee, Wisconsin 53202.

Item 28.  Management Services
-------   -------------------

                  All  management-related  service  contracts  entered  into  by
Registrant are discussed in Parts A and B of this Registration Statement.

Item 29.  Undertakings
-------   ------------

                  Registrant   undertakes   to  provide  its  Annual  Report  to
Shareholders,  upon request,  without charge to each person to whom a prospectus is delivered.

                                    Part C-6

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant has duly caused this Amended
Registration Statement to be signed on its behalf by the undersigned,  thereunto duly  authorized,  in the City of Novato and State of California on the 30th day
of December, 2004.

                            THE HENNESSY FUNDS, INC.
                            (Registrant)

                            By: /s/ Neil J. Hennessy
                                ---------------------------------------
                                Neil J. Hennessy, President

                  Pursuant to the  requirements  of the  Securities Act of 1933, this  Registration  Statement has been signed below by the following  persons in the capacities and on the date(s) indicated.

        Name                         Title                                       Date
        ----                         -----                                       ----

/s/ Neil J. Hennessy
---------------------------    President (Principal Executive                December 30, 2004
Neil J. Hennessy               Officer) and a Director

---------------------------    Director                                      December 30, 2004
Robert T. Doyle*

---------------------------    Director                                      December 30, 2004
J. Dennis DeSousa*

---------------------------    Director                                      December 30, 2004
Gerald P. Richardson*

/s/ Teresa M. Nilsen
---------------------------    Executive Vice President and Treasurer        December 30, 2004
Teresa M. Nilsen               (Principal Financial and Accounting
                               Officer)

                          *By:  /s/ Neil J. Hennessy
                                -------------------------------------------
                                Neil J. Hennessy
                                Attorney-in-fact pursuant to the Power of
                                Attorney filed as an exhibit to Post-Effective
                                Amendment No. 10 to the Registration Statement
                                on October 28, 2004

                                      S-1

                                  EXHIBIT INDEX

Exhibit No.                    Exhibit
----------                     -------

(a)(1)    Articles of Incorporation, as supplemented*

(a)(2)    Articles of Amendment*

(b)       Bylaws*

(c)       None

(d)       Investment Advisory Contracts

          (1)       Investment  Advisory Agreement with The Hennessy  Management
                    Co., L.P. (now known as Hennessy Advisors, Inc.) relating to the Hennessy Balanced Fund*

          (2)       Investment  Advisory Agreement with The Hennessy  Management
                    Co., 2, L.P. (now known as Hennessy Advisors, Inc.) relating to the  Hennessy  Leveraged  Dogs  Fund  (now  known  as the
                    Hennessy Total Return Fund)*

(e)       None

(f)       None

(g)       Custodian Agreement with Firstar Trust Company (predecessor to Firstar
          Bank, N.A.) (now known as U.S. Bank, N.A.)*

(h)       Other Material Contracts

          (1)       Fund Administration  Servicing Agreement with Firstar Mutual
                    Fund Services, LLC (now known as U.S. Bancorp Fund Services,
                    LLC)*

          (2)       Transfer   Agent   Agreement   with  Firstar  Trust  Company
                    (predecessor  to Firstar  Mutual  Fund  Services,  LLC) (now known as U.S. Bancorp Fund Services, LLC)*

          (3)       Fund  Accounting  Servicing  Agreement  with  Firstar  Trust
                    Company  (predecessor to Firstar Mutual Fund Services,  LLC)
                    (now known as U.S. Bancorp Fund Services, LLC)*

          (4)       Power of Attorney*

(i)       Opinion of Foley & Lardner LLP

(j)       Consent of KPMG LLP**

(k)       None

(l)       Subscription Agreement*

(m)       Rule 12b-1 Plan

                                   Exhibit-1

          (1)       Service and Distribution Plan*

          (2)       Distribution Agreements with Quasar Distributors, LLC*

(n)       None

(p)       Code of Ethics of The Hennessy Funds, Inc., The Hennessy Mutual Funds,
          Inc., and Hennessy Advisors, Inc.

--------------------

*        Incorporated by reference.

**       To be filed by amendment.

                                   Exhibit-2